UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2022

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 4.8% compared with a total return of 5.9% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy (Unaudited)

The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential.

Performance Discussion (Unaudited)

In mid 2021, the Federal Reserve was saying that inflation was “transitory”. However, by the end of the first quarter of 2022 with inflation numbers hitting 40 year highs, almost nobody believes that inflation is “transitory,” including the Federal Reserve. In fact, the Fed is now starting to take aggressive steps both to raise short term interest rates, and to reduce the size of the Federal Reserve’s balance sheet, in efforts to fight inflation. Energy costs have risen dramatically as a result of the ongoing war in Ukraine, and now food prices are starting to move up also, along with most other prices.

For the last six months, the two best performing sectors in the S&P 500 were the Energy sector, which was up over 40%, and the Utility sector which was a more modest amount. Rising energy costs for both oil and natural gas drove strong performance in the energy sector. During the last six months, the 2 year Treasury note yield moved up from 0.28% at the end of September to 2.82% at the end of March. We continue to focus on companies that we believe will be able to raise prices and adjust to an inflationary environment.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

While the Fund overall advanced during the last six months, there were a number of stocks that performed very well in (y)our portfolio. One of them was GATX (2.1% of net assets at March 31, 2022), the global railcar lessor company, which owns fleets in North America and around the globe. With supply chain strains across the world, demand for rail services to move goods is in high demand right now. Another top performer over the last six months was Chevron (1.2%), the second largest integrated energy company in the United States. Rising energy prices were a major catalyst for all energy companies, including Chevron. Another top performer was Newmont (1.9%), the gold mining company. With inflation now at 40 year highs, investors have renewed interest in gold stocks as a hedge against inflation.

On the laggard side of performance during the last six months, there was Dish Networks (0.7%), the satellite company with significant wireless licenses. They plan to build out a 5G network and the cost of that build out is putting short term pressure on the stock. We think the wireless licenses that Dish owns are significantly undervalued at the current stock price. Another stock that struggled over the last six months was Fortune Brands Home and Security (0.5%). With interest rates starting to rise, mortgage rates for new homes are starting to move up also and investors are concerned home improvement projects might slow down with higher rates. Finally, ITO EN (1.1%), a large Japanese beverage company was also a laggard during the last six months.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(1/2/92)
Class AAA (GABEX)	4.84%	10.39%	9.23%	9.44%	7.28%	9.83%
S&P 500 Index (c)	5.92	15.65	15.99	14.64	10.26	10.39
Lipper Equity Income Fund Average (c)	8.35	13.77	11.30	11.32	7.70	8.92
Class A (GCAEX) (d)	4.81	10.36	9.23	9.44	7.28	9.83
With sales charge (e)	(1.21)	4.01	7.94	8.79	6.86	9.61
Class C (GCCEX) (d)	4.47	9.69	8.43	8.63	6.49	9.34
With contingent deferred sales charge (f)	3.47	8.69	8.43	8.63	6.49	9.34
Class I (GCIEX) (d)	4.98	10.66	9.51	9.71	7.54	9.96

(a)	The Fund’s fiscal year ends September 30.
(b)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Inception performance is as of December 31, 1991. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2022, the expense ratios for Class AAA, A, and I Shares are 1.42%, 1.42%, and 1.17%, respectively. See page 12 for the expense ratios for the six months ended March 31, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Equity Income Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,048.40	1.42%	$7.25
Class A	$1,000.00	$1,048.10	1.42%	$7.25
Class C	$1,000.00	$1,044.70	2.17%	$11.06
Class I	$1,000.00	$1,049.80	1.17%	$5.98
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.85	1.42%	$7.14
Class A	$1,000.00	$1,017.85	1.42%	$7.14
Class C	$1,000.00	$1,014.11	2.17%	$10.90
Class I	$1,000.00	$1,019.10	1.17%	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

The Gabelli Equity Income Fund

Food and Beverage	16.3%
Financial Services	14.0%
Consumer Products	6.2%
Diversified Industrial	5.5%
Retail	5.2%
Health Care	4.8%
Equipment and Supplies	4.7%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.0%
Machinery	4.0%
Business Services	3.7%
Energy and Utilities: Oil	3.0%
Metals and Mining	2.5%
Computer Software and Services	2.3%
Energy and Utilities: Natural Gas	2.3%
Entertainment	2.3%
Transportation	2.1%
Electronics	2.1%
Building and Construction	1.9%
Computer Hardware	1.8%
Specialty Chemicals	0.9%
Agriculture	0.9%
Cable and Satellite	0.8%
Energy and Utilities: Services	0.6%
Energy and Utilities: Integrated	0.6%
Aerospace	0.6%
Real Estate Investment Trusts	0.5%
Energy and Utilities: Electric	0.5%
Communications Equipment	0.3%
Broadcasting	0.2%
Energy and Utilities: Water	0.2%
Environmental Services	0.2%
Automotive	0.2%
Consumer Services	0.1%
Hotels and Gaming	0.1%
Wireless Communications	0.1%
Paper and Forest Products	0.1%
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	Aerospace — 0.6%
2,000	Lockheed Martin Corp.	$47,350	$882,800
8,200	Rockwell Automation Inc.	246,347	2,296,246
		293,697	3,179,046
	Agriculture — 0.9%
50,000	Archer-Daniels-Midland Co.	1,281,567	4,513,000
11,200	The Mosaic Co.	173,883	744,800
		1,455,450	5,257,800
	Automotive — 0.2%
10,000	PACCAR Inc.	386,268	880,700

	Automotive: Parts and Accessories — 4.3%
76,000	Dana Inc.	1,193,901	1,335,320
185,000	Genuine Parts Co.(a)	8,275,339	23,313,700
		9,469,240	24,649,020
	Broadcasting — 0.2%
45,000	Liberty Global plc, Cl. A†	1,033,770	1,147,950
9,000	Liberty Global plc, Cl. C†	195,254	233,190
		1,229,024	1,381,140
	Building and Construction — 1.9%
30,000	Carrier Global Corp.	254,819	1,376,100
40,500	Fortune Brands Home & Security Inc.	400,623	3,008,340
22,700	Herc Holdings Inc.	691,235	3,792,943
47,000	Johnson Controls International plc	844,848	3,081,790
		2,191,525	11,259,173
	Business Services — 3.7%
11,000	Automatic Data Processing Inc.	525,972	2,502,940
26,500	Mastercard Inc., Cl. A	530,111	9,470,570
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	204,504
32,000	Pentair plc	622,795	1,734,720
18,800	S&P Global Inc.	821,917	7,711,384
		2,666,285	21,624,118
	Cable and Satellite — 0.8%
129,000	DISH Network Corp., Cl. A†	2,343,605	4,082,850
16,000	EchoStar Corp., Cl. A†	389,202	389,440
10,000	Liberty Media Corp. - Liberty Braves, Cl. A†	286,769	287,800
		3,019,576	4,760,090
	Communications Equipment — 0.3%
42,000	Corning Inc.	481,575	1,550,220

	Computer Hardware — 1.8%
40,000	Apple Inc.	732,404	6,984,400
			Market
Shares		Cost	Value
26,000	International Business Machines Corp.	$2,071,253	$3,380,520
		2,803,657	10,364,920

	Computer Software and Services — 2.3%
90,000	Hewlett Packard Enterprise Co.	509,279	1,503,900
37,500	Microsoft Corp.	1,047,750	11,561,625
		1,557,029	13,065,525
	Consumer Products — 6.2%
6,000	Edgewell Personal Care Co.	182,805	220,020
48,000	Energizer Holdings Inc.	1,205,437	1,476,480
30,000	Essity AB, Cl. A	529,907	711,521
1,000	National Presto Industries Inc.	30,628	76,950
34,000	Reckitt Benckiser Group plc	1,008,398	2,604,810
3,860,000	Swedish Match AB	4,858,861	29,098,613
41,000	Unilever plc, ADR	818,025	1,868,370
		8,634,061	36,056,764
	Consumer Services — 0.1%
1,600	Allegion plc	19,252	175,648
15,000	Rollins Inc.	14,913	525,750
		34,165	701,398
	Diversified Industrial — 5.5%
78,000	Crane Co.	2,384,873	8,445,840
34,000	Eaton Corp. plc	1,256,618	5,159,840
1,500	Honeywell International Inc.	32,160	291,870
8,824	Ingersoll Rand Inc.	46,675	444,289
48,000	ITT Inc.	961,318	3,610,080
36,000	Jardine Matheson Holdings Ltd.	1,819,621	1,980,000
22,000	nVent Electric plc	230,823	765,160
108,000	Textron Inc.	841,688	8,033,040
154,000	Toray Industries Inc.	1,030,504	808,076
8,000	Trane Technologies plc	137,872	1,221,600
22,000	Trinity Industries Inc.	290,669	755,920
		9,032,821	31,515,715
	Electronics — 2.1%
6,500	Sony Group Corp.	138,865	679,686
30,000	Sony Group Corp., ADR	682,008	3,081,300
48,500	TE Connectivity Ltd.	1,600,853	6,352,530
10,000	Texas Instruments Inc.	147,000	1,834,800
		2,568,726	11,948,316
	Energy and Utilities: Electric — 0.5%
7,500	Avangrid Inc.	210,171	350,550
20,000	Korea Electric Power Corp., ADR†	236,921	186,200
8,000	Portland General Electric Co.	334,816	441,200

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric (Continued)
63,000	The AES Corp.	$291,918	$1,620,990
		1,073,826	2,598,940
	Energy and Utilities: Integrated — 0.6%
50,000	Energy Transfer LP	35,299	559,500
21,000	Eni SpA	220,487	308,836
6,500	Iberdrola SA, ADR	98,020	283,790
57,000	OGE Energy Corp.	760,843	2,324,460
		1,114,649	3,476,586

	Energy and Utilities: Natural Gas — 2.3%
106,000	National Fuel Gas Co.	4,708,628	7,282,200
11,500	ONE Gas Inc.	48,202	1,014,760
59,000	ONEOK Inc.	30,168	4,167,170
7,500	Southwest Gas Holdings Inc.	153,948	587,175
		4,940,946	13,051,305
	Energy and Utilities: Oil — 3.0%
44,000	Chevron Corp.	1,742,912	7,164,520
4,500	ConocoPhillips	82,502	450,000
7,200	Devon Energy Corp.	73,144	425,736
12,000	Exxon Mobil Corp.	312,521	991,080
58,200	Hess Corp.	2,786,612	6,229,728
18,000	Marathon Petroleum Corp.	234,717	1,539,000
13,500	TotalEnergies SE, ADR	230,259	682,290
		5,462,667	17,482,354
	Energy and Utilities: Services — 0.6%
84,000	Halliburton Co.	1,527,900	3,181,080
10,000	Schlumberger NV	240,037	413,100
		1,767,937	3,594,180
	Energy and Utilities: Water — 0.2%
4,200	Essential Utilities Inc.	30,961	214,746
20,000	Severn Trent plc	504,722	808,683
		535,683	1,023,429
	Entertainment — 2.3%
40,000	Grupo Televisa SAB, ADR	381,710	468,000
6,000	Madison Square Garden Entertainment Corp.†	128,559	499,860
2,500	Madison Square Garden Sports Corp.†	301,304	448,400
286,500	Paramount Global, Cl. A	6,852,305	11,577,465
		7,663,878	12,993,725
	Environmental Services — 0.2%
7,500	Republic Services Inc.	284,610	993,750

	Equipment and Supplies — 4.7%
7,000	A.O. Smith Corp.	18,652	447,230
14,000	Danaher Corp.	406,841	4,106,620
158,000	Flowserve Corp.	1,981,245	5,672,200
			Market
Shares		Cost	Value
50,000	Graco Inc.	$853,683	$3,486,000
18,500	Minerals Technologies Inc.	703,572	1,223,775
146,400	Mueller Industries Inc.	2,739,855	7,930,488
15,000	Parker-Hannifin Corp.	809,385	4,256,400
		7,513,233	27,122,713
	Financial Services — 14.0%
2,200	Alleghany Corp.†	325,436	1,863,400
19,000	AllianceBernstein Holding LP	19,393	893,380
19,000	American Express Co.	459,057	3,553,000
20,000	Ameris Bancorp	211,974	877,600
4,500	Argo Group International Holdings Ltd.	82,366	185,760
5,195	Banco Santander Chile, ADR	29,250	117,355
125,000	Bank of America Corp.	823,246	5,152,500
12,000	BNP Paribas SA	513,665	689,371
40,500	Interactive Brokers Group Inc., Cl. A	604,122	2,669,355
15,000	Jefferies Financial Group Inc.	263,160	492,750
8,500	JPMorgan Chase & Co.	164,948	1,158,720
51,000	Julius Baer Group Ltd.	1,644,750	2,973,735
21,000	Kinnevik AB, Cl. A†	509,320	567,302
63,500	Loews Corp.	2,344,007	4,116,070
11,200	M&T Bank Corp.	956,465	1,898,400
16,200	Marsh & McLennan Companies Inc.	445,081	2,760,804
10,000	Morgan Stanley	497,929	874,000
5,800	Popular Inc.	93,651	474,092
64,000	SLM Corp.	311,552	1,175,040
122,000	State Street Corp.	5,565,671	10,628,640
6,000	T. Rowe Price Group Inc.	122,374	907,140
297,000	The Bank of New York Mellon Corp.(a)	7,458,271	14,740,110
15,000	The Goldman Sachs Group Inc.	1,887,537	4,951,500
24,300	The PNC Financial Services Group Inc.	1,914,956	4,482,135
53,000	Valley National Bancorp	331,250	690,060
118,000	Webster Financial Corp.	2,730,948	6,622,160
113,000	Wells Fargo & Co.	3,182,298	5,475,980
		33,492,677	80,990,359
	Food and Beverage — 16.3%
1,000	Anheuser-Busch InBev SA/ NV	15,876	60,025
206,000	Brown-Forman Corp., Cl. A	3,510,324	12,924,440
34,000	Campbell Soup Co.	1,061,533	1,515,380
19,000	Coca-Cola Europacific Partners plc	427,500	923,590
10,000	Coca-Cola Femsa SAB de CV, ADR	340,562	549,500

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
6,000	Constellation Brands Inc., Cl. A	$74,420	$1,381,920
35,000	Danone SA	1,347,433	1,937,099
35,000	Davide Campari-Milano NV	117,659	408,676
49,500	Diageo plc, ADR	3,063,927	10,055,430
81,500	Fomento Economico Mexicano SAB de CV, ADR	1,986,761	6,752,275
1,000	General Mills Inc.	26,640	67,720
1,740,000	Grupo Bimbo SAB de CV, Cl. A	1,394,485	5,248,869
93,000	Heineken NV	4,417,436	8,907,459
132,000	ITO EN Ltd.	2,344,495	6,516,511
17,500	Kellogg Co.	910,204	1,128,575
4,000	McCormick & Co. Inc.	137,120	400,000
31,500	McCormick & Co. Inc., Non-Voting	680,896	3,143,700
34,000	Mondelēz International Inc., Cl. A	612,479	2,134,520
32,200	Nestlé SA	660,986	4,188,561
54,000	Nissin Foods Holdings Co. Ltd.	1,657,298	3,801,380
31,300	PepsiCo Inc.	2,107,123	5,238,994
23,800	Pernod Ricard SA	2,337,623	5,247,320
31,200	Remy Cointreau SA	1,660,939	6,454,305
30,000	Sapporo Holdings Ltd.	664,276	568,507
10,000	The Coca-Cola Co.	208,400	620,000
1,000	The Hershey Co.	36,300	216,630
50,000	The Kraft Heinz Co.	1,403,471	1,969,500
32,000	Yakult Honsha Co. Ltd.	799,840	1,713,816
		34,006,006	94,074,702
	Health Care — 4.8%
4,000	Abbott Laboratories	91,738	473,440
3,000	AbbVie Inc.	74,560	486,330
3,500	Alcon Inc.	116,706	277,655
75,000	Baxter International Inc.	1,657,103	5,815,500
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	2,478,212
88,000	Bristol-Myers Squibb Co.	2,117,918	6,426,640
69,500	Demant A/S†	672,691	3,162,802
8,000	GlaxoSmithKline plc, ADR	327,365	348,480
29,700	Henry Schein Inc.†	306,559	2,589,543
16,000	Merck & Co. Inc.	283,402	1,312,800
12,000	Novartis AG, ADR	585,253	1,053,000
1,600	Organon & Co.	12,725	55,888
20,000	Pfizer Inc.	320,152	1,035,400
42,500	Roche Holding AG, ADR	781,653	2,099,925
1,700	Zimmer Biomet Holdings Inc.	122,484	217,430
			Market
Shares		Cost	Value
170	Zimvie Inc.†	$3,097	$3,883
		7,906,057	27,836,928
	Hotels and Gaming — 0.1%
12,000	MGM Resorts International	144,776	503,280
1,500	Wynn Resorts Ltd.†	71,983	119,610
		216,759	622,890
	Machinery — 4.0%
6,000	Caterpillar Inc.	35,181	1,336,920
48,500	Deere & Co.	1,583,529	20,149,810
9,500	Otis Worldwide Corp.	365,921	731,025
8,700	Xylem Inc.	278,890	741,762
		2,263,521	22,959,517
	Metals and Mining — 2.5%
78,000	Freeport-McMoRan Inc.	881,709	3,879,720
136,500	Newmont Corp.	3,244,212	10,844,925
		4,125,921	14,724,645
	Paper and Forest Products — 0.1%
21,500	Svenska Cellulosa AB SCA, Cl. A	89,315	417,085

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	201,000

	Real Estate Investment Trusts — 0.5%
8,300	Indus Realty Trust Inc.	233,069	606,647
66,000	Weyerhaeuser Co.	1,038,594	2,501,400
		1,271,663	3,108,047
	Retail — 5.2%
14,000	Cie Financiere Richemont SA, Cl. A	470,500	1,787,782
23,500	Copart Inc.†	207,477	2,948,545
7,200	Costco Wholesale Corp.	331,059	4,146,120
89,000	CVS Health Corp.	2,975,871	9,007,690
55,000	Ingles Markets Inc., Cl. A	860,778	4,897,750
70,000	Seven & i Holdings Co. Ltd.	2,096,532	3,342,451
4,000	The Home Depot Inc.	111,052	1,197,320
59,000	Walgreens Boots Alliance Inc.	1,805,941	2,641,430
1,000	Walmart Inc.	43,340	148,920
		8,902,550	30,118,008
	Specialty Chemicals — 0.9%
2,700	Albemarle Corp.	27,305	597,105
2,500	Ashland Global Holdings Inc.	58,813	246,025
7,200	FMC Corp.	149,971	947,304
44,000	H.B. Fuller Co.	908,899	2,907,080
2,000	NewMarket Corp.	7,719	648,760
600	Quaker Chemical Corp.	6,478	103,686
		1,159,185	5,449,960

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications — 4.0%
105,000	BCE Inc.	$2,004,577	$5,823,300
190,000	Deutsche Telekom AG, ADR	2,540,249	3,537,800
12,000	Orange SA, ADR	138,547	141,840
2,500	Proximus SA	46,757	46,601
65,000	Telefonica SA, ADR	274,093	312,000
122,000	Telephone and Data Systems Inc.	3,241,741	2,303,360
94,000	TELUS Corp.	713,431	2,457,160
170,000	Verizon Communications Inc.(a)	5,905,545	8,659,800
		14,864,940	23,281,861
	Transportation — 2.1%
100,000	GATX Corp.	3,162,200	12,333,000

	Wireless Communications — 0.1%
76,000	BT Group plc, Cl. A	211,724	181,904
17,000	Telesat Corp.†	812,770	280,500
205	Telesat Corp., New York†	3,342	3,382

			Market
Shares		Cost	Value
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	$91,562	$77,800
		1,119,398	543,586
	TOTAL COMMON STOCKS	188,802,696	577,192,515

	WARRANTS — 0.0%
	Retail — 0.0%
28,000	Cie Financiere Richemont SA, expire 11/22/23†	0	22,120

	TOTAL INVESTMENTS — 99.9%	$188,802,696	577,214,635
	Other Assets and Liabilities (Net) — 0.1%		818,892
	NET ASSETS — 100.0%		$578,033,527

(a)	Securities, or a portion thereof, with a value of $22,691,750 were deposited with Pershing LLC.

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $188,802,696)	$577,214,635
Cash	3,247
Foreign currency, at value (cost $58,847)	58,538
Receivable for investments sold	543,854
Receivable for Fund shares sold	397,802
Dividends and interest receivable	1,352,569
Prepaid expenses	43,496
Total Assets	579,614,141
Liabilities:
Line of credit payable	443,000
Payable for investments purchased	3,342
Payable for Fund shares redeemed	271,314
Payable for investment advisory fees	484,607
Payable for distribution fees	122,584
Payable for accounting fees	3,750
Payable for shareholder communications	115,111
Payable for shareholder services fees	79,919
Other accrued expenses	56,987
Total Liabilities	1,580,614
Net Assets
(applicable to 57,383,536 shares outstanding)	$578,033,527
Net Assets Consist of:
Paid-in capital	$193,084,286
Total distributable earnings	384,949,241
Net Assets	$578,033,527

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($289,862,252 ÷ 26,908,389 shares outstanding; 150,000,000 shares authorized)	$10.77
Class A:
Net Asset Value and redemption price per share ($111,780,887 ÷ 10,542,558 shares outstanding; 50,000,000 shares authorized)	$10.60
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.25
Class C:
Net Asset Value and redemption price per share ($45,448,149 ÷ 9,336,156 shares outstanding; 50,000,000 shares authorized)	$4.87
Class I:
Net Asset Value, offering, and redemption price per share ($130,942,239 ÷ 10,596,433 shares outstanding; 50,000,000 shares authorized)	$12.36

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $100,988)	$5,295,607
Interest	202
Total Investment Income	5,295,809
Expenses:
Investment advisory fees	2,946,387
Distribution fees - Class AAA	373,402
Distribution fees - Class A	136,811
Distribution fees - Class C	244,412
Shareholder services fees	221,418
Shareholder communications expenses	70,389
Custodian fees	51,332
Legal and audit fees	33,297
Registration expenses	32,185
Accounting fees	22,500
Directors’ fees	22,077
Interest expense	11,612
Miscellaneous expenses	24,604
Total Expenses	4,190,426
Less:
Expenses paid indirectly by broker (See Note 6)	(2,845)
Net Expenses	4,187,581
Net Investment Income	1,108,228
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	33,288,710
Net realized gain on foreign currency transactions	6,695
Net realized gain on investments and foreign currency transactions	33,295,405
Net change in unrealized appreciation/depreciation: on investments	(6,555,673)
on foreign currency translations	(3,513)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,559,186)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	26,736,219
Net Increase in Net Assets Resulting from Operations	$27,844,447

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Operations:
Net investment income	$1,108,228	$3,696,072
Net realized gain on investments and foreign currency transactions	33,295,405	68,927,126
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,559,186)	82,921,021
Net Increase in Net Assets Resulting from Operations	27,844,447	155,544,219
Distributions to Shareholders:
Accumulated earnings
Class AAA	(16,131,061)*	(33,908,511)
Class A	(6,039,992)*	(10,265,934)
Class C	(5,616,333)*	(11,014,210)
Class I	(6,267,704)*	(14,518,170)
	(34,055,090)	(69,706,825)
Return of capital
Class AAA	—	(23,401,915)
Class A	—	(8,046,305)
Class C	—	(7,915,693)
Class I	—	(8,957,061)
	—	(48,320,974)
Total Distributions to Shareholders	(34,055,090)	(118,027,799)

Capital Share Transactions:
Class AAA	(5,698,385)	1,047,718
Class A	14,090,402	25,393,934
Class C	(2,155,685)	1,702,442
Class I	(3,205,753)	(11,136,577)

Net Increase in Net Assets from Capital Share Transactions	3,030,579	17,007,517

Redemption Fees	175	215

Net Increase/(Decrease) in Net Assets	(3,179,889)	54,524,152
Net Assets:
Beginning of year	581,213,416	526,689,264
End of period	$578,033,527	$581,213,416

* Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2022(e)	$10.85	$0.02		$0.50	$0.52	$(0.60)*	$—	$—	$(0.60)	$0.00	$10.77	4.84%	$289,863	0.38	%(f)	1.42	%(f)	0	%(g)
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
2020	13.61	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(h)	1.45		0	(g)
2019	19.09	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.61	(1.09)	377,589	0.76		1.45		1
2018	22.84	0.19		1.34	1.53	(0.20)	(3.68)	(1.40)	(5.28)	0.00	19.09	6.77	521,485	0.82		1.40		0	(g)
2017	24.06	0.24		2.97	3.21	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.84	13.91	662,696	0.97		1.39		1
Class A
2022(e)	$10.69	$0.02		$0.49	$0.51	$(0.60)*	$—	$—	$(0.60)	$0.00	$10.60	4.81%	$111,781	0.39	%(f)	1.42	%(f)	0	%(g)
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
2020	13.49	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(h)	1.45		0	(g)
2019	18.97	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.49	(1.08)	72,778	0.76		1.45		1
2018	22.73	0.19		1.33	1.52	(0.20)	(3.68)	(1.40)	(5.28)	0.00	18.97	6.76	86,332	0.82		1.40		0	(g)
2017	23.96	0.24		2.96	3.20	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.73	13.92	115,702	0.96		1.39		1
Class C
2022(e)	$5.24	$(0.01)		$0.24	$0.23	$(0.60)*	$—	$—	$(0.60)	$0.00	$4.87	4.47%	$45,448	(0.38	)%(f)	2.17	%(f)	0	%(g)
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
2020	9.48	0.00	(b)(h)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(h)(i)	2.20		0	(g)
2019	15.03	0.00	(b)	(0.32)	(0.32)	(0.05)	(3.72)	(1.46)	(5.23)	0.00	9.48	(1.87)	100,467	(0.00	)(i)	2.20		1
2018	19.17	0.01		1.13	1.14	(0.07)	(3.68)	(1.53)	(5.28)	0.00	15.03	6.02	176,167	0.07		2.15		0	(g)
2017	20.99	0.05		2.56	2.61	(0.10)	(3.33)	(1.00)	(4.43)	0.00	19.17	13.04	246,690	0.22		2.14		1
Class I
2022(e)	$12.35	$0.04		$0.57	$0.61	$(0.60)*	$—	$—	$(0.60)	$0.00	$12.36	4.98%	$130,942	0.63	%(f)	1.17	%(f)	0	%(g)
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1
2020	14.68	0.14	(h)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(h)	1.20		0	(g)
2019	20.13	0.19		(0.41)	(0.22)	(0.19)	(3.72)	(1.32)	(5.23)	0.00	14.68	(0.86)	208,893	1.00		1.20		1
2018	23.75	0.26		1.40	1.66	(0.26)	(3.68)	(1.34)	(5.28)	0.00	20.13	7.07	357,812	1.08		1.15		0	(g)
2017	24.80	0.31		3.07	3.38	(0.31)	(3.33)	(0.79)	(4.43)	0.00	23.75	14.19	443,912	1.21		1.14		1

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during all periods presented. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.41%, 1.41%, 1.42%, 1.40%, 1.39%, and 1.38% (Class AAA and Class A), 2.16%, 2.16%, 2.17%, 2.15%, 2.14%, and 2.13% (Class C), and 1.16%, 1.16%, 1.17%, 1.15%, 1.14%, and 1.13% (Class I), respectively.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2022, unaudited.

(f)	Annualized.

(g)	Amount represents less than 0.5%.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.

(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Wireless Communications	$263,086	$280,500	$543,586
Other Industries (a)	576,648,929	—	576,648,929
Total Common Stocks	576,912,015	280,500	577,192,515
Warrants (a)	22,120	—	22,120
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$576,934,135	$280,500	$577,214,635

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2022 or September 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2022, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2021 was as follows:

Distributions paid from:
Ordinary income	$4,817,998
Net long term capital gains	67,752,576
Return of capital	48,320,974
Total distributions paid*	$120,891,548

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$190,567,639	$390,295,249	$(3,648,253)	$386,646,996

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $2,733,538 and $43,886,508, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Fund paid $3,102 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $45,894 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of fund shares.

During the six months ended March 31, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,845.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2022, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2022, there was $443,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2022 was $2,176,732 with a weighted average interest rate of 1.36%. The maximum amount borrowed at any time during the six months ended March 31, 2022 was $12,402,000.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 3, 2022, (the Effective Date) the Fund’s Class C shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional Class C shares after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	339,414	$3,752,360	719,191	$8,391,443
Shares issued upon reinvestment of distributions	1,425,576	15,590,245	4,944,370	55,696,708
Shares redeemed	(2,255,015)	(25,040,990)	(5,455,710)	(63,040,433)
Net increase/(decrease)	(490,025)	$(5,698,385)	207,851	$1,047,718
Class A
Shares sold	1,826,109	$19,724,024	3,025,728	$34,701,143
Shares issued upon reinvestment of distributions	531,196	5,717,016	1,538,993	17,114,296
Shares redeemed	(1,039,497)	(11,350,638)	(2,318,146)	(26,421,505)
Net increase	1,317,808	$14,090,402	2,246,575	$25,393,934
Class C
Shares sold	1,024,796	$5,423,547	1,812,023	$11,756,248
Shares issued upon reinvestment of distributions	1,079,488	5,486,358	3,201,433	18,582,717
Shares redeemed	(2,527,894)	(13,065,590)	(4,487,597)	(28,636,523)
Net increase/(decrease)	(423,610)	$(2,155,685)	525,859	$1,702,442
Class I
Shares sold	821,730	$10,462,757	1,707,653	$22,716,891
Shares issued upon reinvestment of distributions	495,802	6,197,367	1,824,386	23,208,214
Shares redeemed	(1,576,868)	(19,865,877)	(4,414,403)	(57,061,682)
Net decrease	(259,336)	$(3,205,753)	(882,364)	$(11,136,577)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The Gabelli Equity Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2022, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2021) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period, the second quartile for the three year period, and the third quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year and five year periods and the third quintile for the three year period. The Independent Board Members discussed the recent improvements in the Fund’s performance and the steps the Adviser was taking to continue to improve the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of eighteen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within both groups. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve performance and indicated that they would continue to evaluate the Fund. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

22

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Gabelli Equity Series Funds, Inc.
THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Richard J. Walz

Chief Compliance Officer

Daniel Plourde

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q122SR

The Gabelli Small Cap Growth Fund
Semiannual Report — March 31, 2022

Mario J. Gabelli, CFA, Chief Investment Officer	Gordon Grender Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund was 1.7% compared with a total return of (0.3)% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the summary schedule of investments, as of March 31, 2022.

Investment Objective and Strategy

The Fund invests primarily in small cap companies, that through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The winter surge in COVID cases to end 2021 had us feeling that we have passed this way before. Volatility also returned, due in part to the emergence of the Omicron variant, exacerbated by the anticipated removal of fiscal and monetary support for the economy. Workers benefited from a tight labor market but suffered through a jump in the cost of just about everything. In-person gatherings, work, commerce, and sporting events resumed, and medical innovation laid the groundwork for society to live alongside COVID rather than in fear of it.

Markets declined in the first quarter of 2022 with the S&P SmallCap 600 Index falling 5.6%, the first quarterly drop since the severe market downturn in Q1 2020 when COVID-19 was first detected in the U.S. Two years of a macro environment underpinned by economic reopening and expansion was finally replaced by one with significantly elevated inflation, rising interest rates, and the first major war in Europe in over 70 years. The human toll of these events is horrific and tragic, and the economic costs are also significant and borne unequally by companies.

The combination of inflation, lapsing fiscal stimulus, and tighter monetary conditions would argue for both lower earnings growth and lower multiples. Earnings have so far remained resilient, as consumer and corporate demand is strong and price increases are generally going through, but the cure for higher prices may ultimately be higher prices, i.e., demand destruction and a possible recession.

We continue to use bottom-up research to seek excellent businesses that are trading below Private Market Value with one or more catalysts in place to surface value. M&A and financial engineering activity continue to be robust. We hold a diversified portfolio of quality companies that share many attributes: revenue growth prospects, high and growing margins, strong free cash flow generation, and pricing power. While the outlook for the market is uncertain, we don’t buy the market – we are bottom-up investors and buy individual stocks, and we are bullish on the prospects for our holdings.

GATX Corp (2.46% of net assets as of March 31, 2022), a global railcar lessor, outperformed expectations and was the lead performer in the Fund for the six months ended March 31, 2022. Cutera, Inc. (1.49%), the provider of face and body laser, light, and other energy based aesthetic systems, also performed well. Cutera’s stock price benefitted from the FDA’s clearance in the first quarter of AviClear, laser treatment for cases of mild, moderate, and severe acne. Also performing well in the period was RPC, Inc. (1.04%), an oil and gas service company that provides a broad range of oilfield services and equipment for the exploration, production, and development of oil and gas properties throughout the United States.

Of the laggards in the Fund, the worst performing was Griffon Corporation (1.42%), a provider of consumer and professional, home and building products through its subsidiaries. Griffon has been struggling to overcome labor, transportation, and supply chain challenges brought on by the pandemic. Dana Inc. (1.06%), a supplier of axles, drivelines, and thermal products for the automotive and trucking industries, also underperformed over the last six months. Finally, Astec Industries (0.79%), a manufacturer of asphalt and paving materials and equipment, struggled with the same supply chain issues that have plagued Griffon and other companies.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (10/22/91)
Class AAA (GABSX)	1.65%	4.93%	9.29%	10.77%	8.65%	12.10%
S&P SmallCap 600 Index (c)	(0.30)	1.23	10.89	12.56	9.50	N/A
Lipper Small-Cap Core Funds Average (c)	0.01	1.90	10.17	11.06	8.30	N/A
Class A (GCASX) (d)	1.66	4.94	9.29	10.77	8.65	12.10
With sales charge (e)	(4.19)	(1.10)	8.01	10.12	8.22	11.89
Class C (GCCSX) (d)	1.28	4.15	8.48	9.95	7.84	11.61
With contingent deferred sales charge (f)	0.28	3.15	8.48	9.95	7.84	11.61
Class I (GACIX) (d)	1.78	5.18	9.57	11.05	8.91	12.24

(a)	The Fund’s fiscal year ends September 30.
(b)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The S&P SmallCap 600 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. The inception date of the index is December 31, 1994. The Lipper Small-Cap Core Funds Average reflects the average performance of mutual funds classified in this particular category. The inception date of the index is December 31, 1991. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2022, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2022. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75% and 1.00%, respectively.

Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Small Cap Growth Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,016.50	1.38%	$6.94
Class A	$1,000.00	$1,016.60	1.38%	$6.94
Class C	$1,000.00	$1,012.80	2.13%	$10.69
Class I	$1,000.00	$1,017.80	1.13%	$5.68
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.38%	$6.94
Class A	$1,000.00	$1,018.05	1.38%	$6.94
Class C	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,019.30	1.13%	$5.69

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	15.6%
Diversified Industrial	11.0%
Food and Beverage	6.2%
Building and Construction	6.0%
Health Care	5.9%
Retail	5.4%
Financial Services	4.5%
Hotels and Gaming	4.3%
Automotive: Parts and Accessories	3.9%
Real Estate	3.1%
Energy and Utilities	2.9%
Business Services	2.7%
Transportation	2.5%
Machinery	2.5%
Specialty Chemicals	2.5%
Aviation: Parts and Services	2.5%
Consumer Products	2.2%
Broadcasting	2.2%
Electronics	2.2%
Computer Software and Services	1.8%
Manufactured Housing and Recreational Vehicles	1.5%

Entertainment	1.4%
U.S. Government Obligations	1.2%
Publishing	1.0%
Consumer Services	0.9%
Miscellaneous Investments	0.8%
Telecommunications	0.8%
Cable	0.7%
Aerospace	0.6%
Environmental Services	0.5%
Home Furnishings	0.3%
Automotive	0.1%
Closed-End Funds	0.1%
Metals and Mining	0.1%
Wireless Communications	0.0%*
Agriculture	0.0%*
Communications Equipment	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 97.6%
	Aerospace — 0.6%
250,000	Aerojet Rocketdyne Holdings Inc.†	$1,025,125	$9,837,500
77,000	Various Securities	924,729	1,360,960
		1,949,854	11,198,460
	Agriculture — 0.0%
57,282	Various Securities	891,925	714,800

	Automotive — 0.1%
70,200	Various Securities	375,411	2,597,274

	Automotive: Parts and Accessories — 3.7%
846,000	Brembo SpA	1,564,227	9,471,182
1,110,000	Dana Inc.	9,031,849	19,502,700
245,458	Strattec Security Corp.†(a)	4,733,287	9,148,220
1,304,022	Various Securities	8,938,369	29,477,383
		24,267,732	67,599,485
	Aviation: Parts and Services — 2.5%
670,000	Kaman Corp.	9,964,092	29,131,600
228,700	Various Securities	3,047,429	15,916,297
		13,011,521	45,047,897
	Broadcasting — 2.2%
1,849,342	Various Securities	13,570,054	40,591,485

	Building and Construction — 6.0%
238,400	Herc Holdings Inc.	7,804,861	39,834,256
377,000	Lennar Corp., Cl. B	9,087,354	25,767,950
2,100	NVR Inc.†	1,460,433	9,381,267
794,000	Various Securities	10,047,007	34,357,730
		28,399,655	109,341,203
	Business Services — 2.7%
338,000	The Interpublic Group of Companies Inc.	1,425,712	11,982,100
1,612,400	Trans-Lux Corp.†(a)	1,587,444	1,148,916
34,000	United Rentals Inc.†	209,146	12,077,140
1,670,500	Various Securities	10,058,359	24,855,384
		13,280,661	50,063,540
	Cable — 0.7%
470,500	Various Securities	7,268,835	12,329,515

	Communications Equipment — 0.0%
20,000	Various Securities	465,367	330,000

	Computer Software and Services — 1.8%
33,000	Tyler Technologies Inc.†	65,775	14,681,370
669,117	Various Securities	5,250,195	18,346,080
		5,315,970	33,027,450

	Consumer Products — 2.2%
2,057,500	Various Securities	10,697,831	41,142,937

	Consumer Services — 0.9%
354,000	Rollins Inc.	336,751	12,407,700
Shares		Cost	Market Value
241,000	Various Securities	$1,026,684	$4,153,910
		1,363,435	16,561,610
	Diversified Industrial — 11.0%
357,500	Crane Co.	7,663,159	38,710,100
100,000	EnPro Industries Inc.	5,227,056	9,773,000
1,300,000	Griffon Corp.	14,096,530	26,039,000
920,000	Myers Industries Inc.	12,634,530	19,872,000
339,000	Textron Inc.	2,053,938	25,214,820
2,305,040	Various Securities	34,071,925	81,513,743
		75,747,138	201,122,663
	Electronics — 2.2%
135,500	Badger Meter Inc.	1,720,972	13,510,705
213,500	Bel Fuse Inc., Cl. A(a)	4,038,795	4,483,500
460,000	CTS Corp.	3,922,113	16,256,400
267,000	Various Securities	2,239,794	5,670,323
		11,921,674	39,920,928
	Energy and Utilities — 2.9%
1,795,000	RPC Inc.†	777,550	19,152,650
602,400	Various Securities	11,354,215	33,989,395
		12,131,765	53,142,045

	Entertainment — 1.4%
702,000	Various Securities	9,249,099	25,693,829

	Environmental Services — 0.5%
66,000	Various Securities	596,200	8,745,000

	Equipment and Supplies — 15.6%
399,500	AMETEK Inc.	679,786	53,205,410
109,000	Crown Holdings Inc.	439,573	13,634,810
158,000	Franklin Electric Co. Inc.	616,384	13,120,320
440,000	Graco Inc.	2,456,347	30,676,800
677,000	Mueller Industries Inc.	17,784,706	36,673,090
169,500	Tennant Co.	2,846,579	13,356,600
744,000	The Gorman-Rupp Co.	11,389,014	26,694,720
2,272,203	Various Securities	20,376,029	98,105,265
		56,588,418	285,467,015
	Financial Services — 4.5%
678,000	KKR & Co. Inc.	2,749,449	39,642,660
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
2,381,630	Various Securities	23,188,735	42,451,805
		25,939,557	82,099,465
	Food and Beverage — 6.2%
195,000	Chr. Hansen Holding A/S	8,106,517	14,404,381
412,000	Flowers Foods Inc.	979,233	10,592,520
240,000	Kikkoman Corp.	1,630,295	16,027,600
675,000	Maple Leaf Foods Inc.	11,752,263	16,198,056
5,221,250	Various Securities	24,574,026	57,225,283
		47,042,334	114,447,840

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Health Care — 5.9%
397,000	Cutera Inc.†	$4,708,074	$27,393,000
151,500	Globus Medical Inc., Cl. A†	3,394,653	11,177,670
1,101,800	Various Securities	15,701,143	69,772,005
		23,803,870	108,342,675
	Home Furnishings — 0.3%
246,500	Various Securities	2,939,320	4,816,290

	Hotels and Gaming — 4.3%
105,000	Churchill Downs Inc.	942,777	23,286,900
253,000	Ryman Hospitality Properties Inc., REIT†	4,091,634	23,470,810
6,937,548	Various Securities	13,589,704	32,868,167
		18,624,115	79,625,877
	Machinery — 2.5%
336,000	Astec Industries Inc.	11,735,785	14,448,000
1,420,000	CNH Industrial NV	3,654,806	22,521,200
356,657	Various Securities	5,948,727	9,128,272
		21,339,318	46,097,472
	Manufactured Housing and Recreational Vehicles — 1.5%
70,500	Cavco Industries Inc.†	1,401,644	16,979,925
203,800	Various Securities	1,844,622	9,672,480
		3,246,266	26,652,405
	Metals and Mining — 0.1%
140,000	Various Securities	529,906	978,310

	Publishing — 1.0%
775,000	The E.W. Scripps Co., Cl. A†	4,022,887	16,112,250
41,500	Various Securities	1,231,080	2,547,675
		5,253,967	18,659,925
	Real Estate — 3.1%
255,000	Indus Realty Trust Inc., REIT	4,641,656	18,637,950
89,800	Morguard Corp.	1,138,278	9,901,238
390,000	The St. Joe Co.	5,995,272	23,103,600
382,567	Various Securities	5,083,177	6,196,534
		16,858,383	57,839,322
	Retail — 5.4%
128,500	AutoNation Inc.†	2,084,848	12,796,030
85,000	Copart Inc.†	715,897	10,664,950
340,700	Ingles Markets Inc., Cl. A	4,719,643	30,339,335
336,500	Rush Enterprises Inc., Cl. B	2,398,027	16,269,775
552,568	Various Securities	5,724,679	29,718,775
		15,643,094	99,788,865
	Specialty Chemicals — 2.5%
485,000	Ferro Corp.†	1,473,123	10,543,900
248,000	H.B. Fuller Co.	2,785,028	16,385,360
441,700	Various Securities	4,995,818	18,956,678
		9,253,969	45,885,938
Shares		Cost	Market Value
	Telecommunications — 0.8%
1,321,000	Various Securities	$4,700,214	$13,932,325

	Transportation — 2.5%
366,000	GATX Corp.	10,403,367	45,138,780
143,653	Various Securities	1,214,387	1,606,630
		11,617,754	46,745,410

	Wireless Communications — 0.0%
25,000	Various Securities	876,740	755,750
	TOTAL COMMON STOCKS	494,761,352	1,791,305,005

	CLOSED-END FUNDS* — 0.1%
209,266	Various Securities	3,219,321	2,429,663

	PREFERRED STOCKS* — 0.2%
	Automotive: Parts and Accessories 0.2%
92,000	Various Securities	628,894	2,680,753

	RIGHTS* — 0.0%
	Communications Equipment — 0.0%
60,500	Various Securities	0	0

	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2
	TOTAL RIGHTS	2	2

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Various Securities	0	652

	Diversified Industrial — 0.0%
140,000	Various Securities	95,648	114,114
	TOTAL WARRANTS	95,648	114,766

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS* — 1.2%
$22,595,000	U.S. Treasury Bills, 0.315% to 0.395%††, 06/02/22 to 06/09/22	22,582,433	22,582,134

	TOTAL U.S. GOVERNMENT OBLIGATIONS	22,582,433	22,582,134

	TOTAL MISCELLANEOUS INVESTMENTS — 0.8%(c)	9,972,851	14,428,714

	TOTAL INVESTMENTS — 99.9%	$531,260,501	1,833,541,037

	Other Assets and Liabilities (Net) — 0.1%		1,480,031

	NET ASSETS — 100.0%		$1,835,021,068

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or level 3 securities, if any, as of March 31, 2022. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $520,900,975)	$1,818,760,401
Investments in affiliates, at value (cost $10,359,526)	14,780,636
Foreign currency, at value (cost $103,861)	103,437
Receivable for investments sold	2,259,610
Receivable for Fund shares sold	381,116
Dividends and interest receivable	1,939,870
Prepaid expenses	75,102
Total Assets	1,838,300,172
Liabilities:
Payable to bank	55,102
Payable for investments purchased	129,640
Payable for Fund shares redeemed	716,590
Payable for investment advisory fees	1,543,885
Payable for distribution fees	292,398
Payable for accounting fees	3,750
Payable for shareholder communications	249,548
Payable for shareholder services fees	204,379
Other accrued expenses	83,812
Total Liabilities	3,279,104
Net Assets
(applicable to 41,261,365 shares outstanding)	$1,835,021,068
Net Assets Consist of:
Paid-in capital.	471,808,629
Total distributable earnings	1,363,212,439
Net Assets	$1,835,021,068

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,035,528,865 ÷ 23,395,805 shares outstanding; 150,000,000 shares authorized)	$44.26
Class A:
Net Asset Value and redemption price per share ($137,342,757 ÷ 3,106,749 shares outstanding; 50,000,000 shares authorized)	$44.21
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$46.91
Class C:
Net Asset Value and offering price per share ($51,838,919 ÷ 1,559,184 shares outstanding; 50,000,000 shares authorized)	$33.25	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($610,310,527 ÷ 13,199,627 shares outstanding; 50,000,000 shares authorized)	$46.24

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $113,657)	$12,347,951
Dividends - affiliated	25,656
Interest	7,742
Total Investment Income	12,381,349
Expenses:
Investment advisory fees	9,517,934
Distribution fees - Class AAA	1,325,876
Distribution fees - Class A	175,861
Distribution fees - Class C	299,997
Shareholder services fees	746,088
Shareholder communications expenses	169,773
Custodian fees	101,921
Directors’ fees	70,839
Registration expenses	44,892
Legal and audit fees	33,277
Accounting fees	22,500
Interest expense	14,621
Miscellaneous expenses	63,035
Total Expenses	12,586,614
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(52,553)
Expenses paid indirectly by broker (See Note 6)	(7,816)
Total Reductions	(60,369)
Net Expenses	12,526,245
Net Investment Loss	(144,896)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	109,023,186
Net realized loss on investments - affiliated	(3,547)
Net realized gain on foreign currency transactions	153

Net realized gain on investments and foreign currency transactions	109,019,792
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(75,113,125)
on investments - affiliated	1,493,342
on foreign currency translations	(13,864)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(73,633,647)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	35,386,145
Net Increase in Net Assets Resulting from Operations	$35,241,249

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Operations:
Net investment income/(loss)	$(144,896)	$2,755,107
Net realized gain on investments and foreign currency transactions	109,019,792	259,697,102
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(73,633,647)	378,606,406
Net Increase in Net Assets Resulting from Operations	35,241,249	641,058,615
Distributions to Shareholders:
Accumulated earnings
Class AAA	(133,745,401)	(191,595,179)
Class A	(17,235,275)	(22,004,092)
Class C	(10,378,509)	(18,595,632)
Class I	(79,708,013)	(114,398,478)
Total Distributions to Shareholders	(241,067,198)	(346,593,381)

Capital Share Transactions:
Class AAA	95,253,926	9,809,347
Class A	18,287,867	2,604,293
Class C	(5,347,770)	(17,810,664)
Class I	33,221,145	(28,524,077)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	141,415,168	(33,921,101)
Redemption Fees	336	1,871
Net Increase/(Decrease) in Net Assets	(64,410,445)	260,546,004
Net Assets:
Beginning of year	1,899,431,513	1,638,885,509
End of period	$1,835,021,068	$1,899,431,513

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses(d)(e)		Portfolio Turnover Rate
Class AAA
2022(f)	$49.61	$(0.02)	$1.06	$1.04	$(0.05)	$(6.34)	$(6.39)	$0.00	$44.26	1.65%	$1,035,529	(0.07	)%(g)	1.38	%(g)	1%
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38	(h)	1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41	(h)	0 (i)
2019	59.61	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.92	(5.72)	1,243,608	0.06		1.39	(h)	1
2018	58.63	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.61	7.21	1,711,850	0.16		1.36		3
2017	50.13	0.02	10.47	10.49	—	(1.99)	(1.99)	0.00	58.63	21.56	1,882,823	0.04		1.38		4
Class A
2022(f)	$49.56	$(0.02)	$1.06	$1.04	$(0.05)	$(6.34)	$(6.39)	$0.00	$44.21	1.66%	$137,343	(0.08	)%(g)	1.38	%(g)	1%
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38	(h)	1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41	(h)	0 (i)
2019	59.58	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.89	(5.73)	170,189	0.06		1.39	(h)	1
2018	58.60	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.58	7.21	208,947	0.16		1.36		3
2017	50.11	0.01	10.47	10.48	—	(1.99)	(1.99)	0.00	58.60	21.55	229,282	0.02		1.38		4
Class C
2022(f)	$38.86	$(0.15)	$0.88	$0.73	$—	$(6.34)	$(6.34)	$0.00	$33.25	1.28%	$51,839	(0.82	)%(g)	2.13	%(g)	1%
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13	(h)	1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16	(h)	0 (i)
2019	52.16	(0.32)	(3.08)	(3.40)	—	(2.13)	(2.13)	0.00	46.63	(6.44)	141,522	(0.69)		2.14	(h)	1
2018	52.05	(0.30)	3.53	3.23	—	(3.12)	(3.12)	0.00	52.16	6.41	215,939	(0.59)		2.11		3
2017	45.04	(0.34)	9.34	9.00	—	(1.99)	(1.99)	0.00	52.05	20.65	233,786	(0.71)		2.13		4
Class I
2022(f)	$51.62	$0.04	$1.10	$1.14	$(0.18)	$(6.34)	$(6.52)	$0.00	$46.24	1.78%	$610,311	0.17	%(g)	1.13	%(g)	1%
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13	(h)	1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16	(h)	0 (i)
2019	61.09	0.17	(3.59)	(3.42)	(0.25)	(2.13)	(2.38)	0.00	55.29	(5.50)	890,889	0.32		1.14	(h)	1
2018	59.86	0.25	4.10	4.35	—	(3.12)	(3.12)	0.00	61.09	7.49	1,624,806	0.43		1.11		3
2017	51.09	0.16	10.67	10.83	(0.07)	(1.99)	(2.06)	0.00	59.86	21.84	1,404,639	0.30		1.13		4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the six months ended March 31, 2022 and year ended September 30, 2020. For the years ended September 30, 2021, 2019, 2018, and 2017, there was no impact on the expense ratios.
(f)	For the six months ended March 31, 2022, unaudited.
(g)	Annualized.
(h)	The Fund incurred interest expense during the fiscal years ended September 30, 2021, 2020, and 2019. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.37%, 1.39%, and 1.38% (Class AAA and Class A), 2.12%, 2.14%, and 2.13% (Class C), and 1.12%, 1.14%, and 1.13% (Class I). For the six months ended March 31, 2022 and the years ended September 30, 2018 and 2017, the effect of interest expense was minimal.
(i)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$67,599,481	$4	—	$67,599,485
Aviation: Parts and Services	43,310,040	1,737,857	—	45,047,897
Communications Equipment	330,000	825,000	—	1,155,000
Consumer Services	16,288,660	272,950	—	16,561,610
Equipment and Supplies	283,385,454	2,429,201	—	285,814,655
Financial Services	89,724,025	1,574,120	$5,000	91,303,145
Real Estate	56,867,492	971,830	—	57,839,322
Retail	99,130,698	658,167	—	99,788,865
Specialty Chemicals	45,885,938	0	—	45,885,938
Other Industries (b)	1,094,737,802	—	—	1,094,737,802
Total Common Stocks	1,797,259,590	8,469,129	5,000	1,805,733,719
Closed-End Funds	2,429,663	—	—	2,429,663
Preferred Stocks (b)	2,680,753	—	—	2,680,753
Rights (b)	—	0	2	2
Warrants (b)	114,114	652	—	114,766
U.S. Government Obligations	—	22,582,134	—	22,582,134
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,802,484,120	$31,051,915	$5,002	$1,833,541,037

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2022, the Fund did not have material transfers into or out of Level 3.

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2021 was as follows:

Distributions paid from:
Ordinary income	$373,251
Net long term capital gains	368,128,057
Total distributions paid*	$368,501,308

*       Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$536,915,491	$1,317,234,286	$(20,608,740)	$1,296,625,546

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2022, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $52,553.

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $14,379,628 and $137,428,974, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Fund paid $10,012 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $6,442 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,816.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2022, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2022, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2022 was $3,377,467 with a weighted average interest rate of 1.36%. The maximum amount borrowed at any time during the six months ended March 31, 2022 was $14,505,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	992,628	$44,354,948	580,407	$27,170,660
Shares issued upon reinvestment of distributions	2,817,801	129,196,157	4,663,083	185,171,154
Shares redeemed	(1,678,528)	(78,297,179)	(4,404,600)	(202,532,467)
Net increase	2,131,901	$95,253,926	838,890	$9,809,347
Class A
Shares sold	292,400	$13,347,139	596,881	$27,627,213
Shares issued upon reinvestment of distributions	353,484	16,189,558	509,988	20,231,248
Shares redeemed	(243,074)	(11,248,830)	(968,174)	(45,254,168)
Net increase	402,810	$18,287,867	138,695	$2,604,293
Class C
Shares sold	48,733	$1,689,190	113,421	$4,140,636
Shares issued upon reinvestment of distributions	298,257	10,298,825	588,946	18,439,890
Shares redeemed	(498,188)	(17,335,785)	(1,092,311)	(40,391,190)
Net decrease	(151,198)	$(5,347,770)	(389,944)	$(17,810,664)
Class I
Shares sold	696,385	$33,538,394	1,947,762	$95,525,742
Shares issued upon reinvestment of distributions	1,620,291	77,547,117	2,640,278	108,858,645
Shares redeemed	(1,594,695)	(77,864,366)	(4,842,756)	(232,908,464)
Net increase/(decrease)	721,981	$33,221,145	(254,716)	$(28,524,077)

The Gabelli Small Cap Growth Fund Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2022 is set forth below:

	Market Value at September 30, 2021	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Appreciation/ (Depreciation)	Market Value at March 31, 2022	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$3,072,306	—	$5,694	$(3,498)	$1,420,386	$4,483,500	$25,656	9.95%
Strattec Security Corp.†	9,491,600	$55,349	—	—	(398,729)	9,148,220	—	6.21%
Trans-Lux Corp.†	677,331	—	51	(49)	471,685	1,148,916	—	11.99%
Total				$(3,547)	$1,493,342	$14,780,636	$25,656

†   Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2022, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2021) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and the second quartile for the three year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period, the second quintile for the three year, five year, and ten year periods. The Independent Board Members noted the Fund’s total return was below the median total return for the one year period and above the median total return for the three year and five year periods within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund compared with similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within both groups, and the Fund’s size was also above average within the groups. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with but did not consider to be

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

material to their decision, various information comparing the advisory fees, good ancillary services, and the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Gordon Grender joined GAMCO UK in 2020 as a portfolio manager. Prior to joining the Firm, Mr. Grender served as the portfolio manager for a U.S. equity fund at GAM International Ltd.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Richard J. Walz

Chief Compliance Officer

Daniel Plourde

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q122SR

The Gabelli Focused Growth and Income Fund Semiannual Report — March 31, 2022
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund was 5.9% compared with a total return of 8.4% for the Lipper Equity Income Fund Average. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy (Unaudited)

The Gabelli Focused Growth and Income Fund seeks to provide a high level of capital appreciation. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. The Fund currently distributes its net investment income on a monthly basis.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

As investors digest an increasingly complex outlook (geopolitical, interest rates, inflation, etc.), we continue to believe that high quality dividend paying securities should provide attractive returns. Since 1940, real equity returns have turned negative when CPI inflation exceeded 5%, according to Goldman Sachs research. Goldman also notes that high dividend yield / dividend growth stocks typically outperform during periods of high inflation, and currently this group currently trades at an attractive valuation relative to the S&P 500.

We believe current dynamics bode particularly well for portfolios with above benchmark allocations to dividend paying companies in the energy sector. As of March 31, approximately 26% of the Fund’s portfolio was allocated to common and preferred shares of renewable and midstream energy businesses. The second and third largest contributors to performance in the prior six months were Enterprise Products Partners LP (+24%, 5.7% of net assets as of March 31, 2022) and NextEra Energy Partners LP (+13%, 6.7%), respectively. EPD and NEP offer current returns of 7% and 4%, respectively, while still trading at discounts to our estimate of intrinsic value of approximately 20%.

The Fund’s single biggest contributor to performance in the prior six months was Abbvie Inc. (+54%, 3.8%), the proprietary pharmaceuticals business that generates approximately 60% of revenues from Humira, followed by a variety of products in oncology, virology, and women’s health. Shares of AbbVie increased almost 50% in the period on appreciation for the company’s development pipeline. While the dividend yield remains close to 4%, we believe shares are now fairly valued, trading around 11x next year’s earnings.

Our biggest detractor in the period was our exposure to securities more sensitive to a change in interest rates, including preferred and fixed income issues, financial services firms and banks. Our largest allocation in this group is the 8% cumulative preferred issued by Qurate Retail, Inc. (-17%, 4.9%). The common shares of Qurate declined sharply in the last several months from disruptions to inventory and other short term dynamics. Given the leverage that control-investors John Malone and Greg Maffei have brought to the business, we can appreciate why the preferred shares have declined more than 20% in recent weeks. Nevertheless, we have a high level of conviction that holders of the preferred will continue to receive $8 per share in annual dividend payments until at least December 2025 when the company can call the issue at a 4% premium to par ($104), and believe the current discount will narrow in the coming months.

We continue to position the portfolio toward high income producing securities. We appreciate your continued confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (12/31/02)
Class I (GWSIX) (c)	5.87%	16.96%	7.82%	8.12%	6.26%	7.93%
Class AAA (GWSVX)	5.35	15.52	7.30	7.72	5.92	7.66
S&P MidCap 400 Index (d)	2.73	4.59	11.10	12.20	9.67	11.61
Lipper Equity Income Fund Average (d)	8.35	13.77	11.30	11.32	7.70	9.25
Class A (GWSAX)	5.35	15.60	7.33	7.74	5.93	7.68
With sales charge (e)	(0.71)	8.95	6.06	7.10	5.50	7.35
Class C (GWSCX)	5.00	14.74	6.52	6.94	5.15	6.89
With contingent deferred sales charge (f)	4.00	13.74	6.52	6.94	5.15	6.89

(a)	The Fund’s fiscal year ends September 30.
(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares.
(d)	The S&P Midcap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2022, the expense ratios for Class AAA, A, and I Shares are 1.96%, 1.96%, and 1.71%, respectively, and the net expense ratios for these share classes after contractual reimbursements by the Adviser are 1.96%, 1.96%, and 0.80%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2022. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Focused Growth and Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Focused Growth and Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,053.50	1.81%	$9.27
Class A	$1,000.00	$1,053.50	1.81%	$9.27
Class C	$1,000.00	$1,050.00	2.56%	$13.08
Class I	$1,000.00	$1,058.70	0.80%	$4.11
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.91	1.81%	$9.10
Class A	$1,000.00	$1,015.91	1.81%	$9.10
Class C	$1,000.00	$1,012.17	2.56%	$12.84
Class I	$1,000.00	$1,020.94	0.80%	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	27.3%	Telecommunications	3.4%
Real Estate Investment Trusts	15.7%	Building and Construction	3.1%
Financial Services	14.8%	Computer Software and Services	2.7%
Retail	7.7%	Automotive: Parts and Accessories	1.9%
Food and Beverage	7.5%	Cable and Satellite	1.0%
Health Care	5.6%	U.S. Government Obligations	0.3%
Diversified Industrial	4.4%	Other Assets and Liabilities (Net)	0.4%
Entertainment	4.2%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Focused Growth and Income Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 77.7%
	Automotive: Parts and Accessories — 1.9%
7,000	Aptiv plc†	$365,597	$837,970

	Building and Construction — 3.1%
8,000	Herc Holdings Inc.	153,970	1,336,720

	Cable and Satellite — 1.0%
7,000	Liberty Media Corp. - Liberty Formula One, Cl. A†	197,542	441,910

	Computer Software and Services — 2.7%
415	Alphabet Inc., Cl. C†	246,177	1,159,091

	Diversified Industrial — 0.9%
775	Roper Technologies Inc.	222,013	365,978

	Energy and Utilities — 23.0%
22,500	Atlantica Sustainable Infrastructure plc	774,333	789,075
135,000	Energy Transfer LP	959,441	1,510,650
106,208	Enterprise Products Partners LP	2,003,017	2,741,229
105,000	Kinder Morgan Inc.	1,304,953	1,985,550
35,000	NextEra Energy Partners LP	1,597,111	2,917,600
		6,638,855	9,944,104

	Entertainment — 2.1%
140,000	Sirius XM Holdings Inc.	409,894	926,800

	Financial Services — 10.8%
39,000	Apollo Global Management Inc.	1,357,641	2,417,610
12,500	Morgan Stanley	525,580	1,092,500
107,500	New York Community Bancorp Inc.	965,360	1,152,400
		2,848,581	4,662,510
	Food and Beverage — 7.5%
6,959	BellRing Brands Inc.†	59,457	160,614
67,500	Maple Leaf Foods Inc.	1,086,138	1,619,805
15,000	Mondelēz International Inc., Cl. A	613,773	941,700
7,750	Post Holdings Inc.†	174,078	536,765
		1,933,446	3,258,884
	Health Care — 5.6%
8,000	AbbVie Inc.	835,556	1,296,880
40,000	Option Care Health Inc.†	218,656	1,142,400
		1,054,212	2,439,280
	Real Estate Investment Trusts — 15.7%
57,500	Blackstone Mortgage Trust Inc., Cl. A	1,525,853	1,827,925
Shares		Cost	Market Value
8,000	Hannon Armstrong Sustainable Infrastructure Capital Inc.	$249,961	$379,440
32,500	Healthpeak Properties Inc.	964,455	1,115,725
90,000	MGM Growth Properties LLC, Cl. A	2,044,090	3,483,000
		4,784,359	6,806,090
	Telecommunications — 3.4%
80,000	Lumen Technologies Inc.	773,629	901,600
4,500	T-Mobile US Inc.†	328,888	577,575
		1,102,517	1,479,175
	TOTAL COMMON STOCKS	19,957,163	33,658,512

	PREFERRED STOCKS — 19.5%
	Diversified Industrial — 3.5%
17,704	Babcock & Wilcox Enterprises Inc., 8.125%, 02/28/26	445,279	465,084
45,000	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	929,339	1,049,400
		1,374,618	1,514,484
	Energy and Utilities — 4.3%
75,000	Energy Transfer LP, Ser. D, 7.625%	1,450,875	1,851,000

	Financial Services — 4.0%
39,812	Argo Blockchain plc, Ser. A, 8.750%, 11/30/26	962,149	919,657
37,500	Greenidge Generation Holdings Inc., 8.500%, 10/31/26	858,633	826,875
		1,820,782	1,746,532
	Retail — 7.7%
39,000	Qurate Retail Inc., 8.000%, 03/15/31	3,653,021	3,354,390

	TOTAL PREFERRED STOCKS	8,299,296	8,466,406

	MANDATORY CONVERTIBLE SECURITIES(a) — 2.1%
	Entertainment — 2.1%
16,500	Paramount Global, Ser. A, 5.750%, 04/01/24	858,881	916,575

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$150,000	U.S. Treasury Bill, 0.412%††, 06/16/22	$149,870	$149,871

	TOTAL INVESTMENTS — 99.6%	$29,265,210	43,191,364
	Other Assets and Liabilities (Net) — 0.4%		155,501
	NET ASSETS — 100.0%		$43,346,865

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $29,265,210)	$43,191,364
Cash	73,702
Foreign currency, at value (cost $9,217)	9,179
Receivable for investments sold	349,791
Receivable for Fund shares sold	1,707
Receivable from Adviser	9,220
Dividends receivable	112,319
Prepaid expenses	27,907
Total Assets	43,775,189
Liabilities:
Payable for investments purchased	295,905
Payable for investment advisory fees	35,759
Payable for distribution fees	9,210
Payable for legal and audit fees	49,851
Payable for shareholder communications	26,602
Other accrued expenses	10,997
Total Liabilities	428,324
Net Assets
(applicable to 2,408,660 shares outstanding)	$43,346,865
Net Assets Consist of:
Paid-in capital	$29,416,920
Total distributable earnings	13,929,945
Net Assets	$43,346,865
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,713,169 ÷ 371,526 shares outstanding; 100,000,000 shares authorized)	$18.07
Class A:
Net Asset Value and redemption price per share ($12,283,949 ÷ 671,704 shares outstanding; 50,000,000 shares authorized)	$18.29
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.41
Class C:
Net Asset Value and redemption price per share ($6,387,253 ÷ 423,069 shares outstanding; 50,000,000 shares authorized)	$15.10
Class I:
Net Asset Value, offering, and redemption price per share ($17,962,494 ÷ 942,361 shares outstanding; 50,000,000 shares authorized)	$19.06

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,011)	$789,486
Interest	265
Total Investment Income	789,751
Expenses:
Investment advisory fees	210,171
Distribution fees - Class AAA	8,646
Distribution fees - Class A	13,377
Distribution fees - Class C	35,920
Legal and audit fees	47,838
Registration expenses	30,958
Shareholder communications expenses	15,575
Shareholder services fees	12,626
Custodian fees	3,573
Directors’ fees	1,460
Interest expense	243
Miscellaneous expenses	6,099
Total Expenses	386,486
Less:
Expense reimbursements (See Note 3)	(65,655)
Net Expenses	320,831
Net Investment Income	468,920
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	1,895,308
Net realized gain on foreign currency transactions	316
Net realized gain on investments and foreign currency transactions	1,895,624
Net change in unrealized appreciation/depreciation:
on investments	(152,151)
on foreign currency translations	(63)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(152,214)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,743,410
Net Increase in Net Assets Resulting from Operations	$2,212,330

See accompanying notes to financial statements.

8

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net investment income	$468,920	$763,540
Net realized gain on investments and foreign currency transactions	1,895,624	6,177,026
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(152,214)	6,127,552
Net Increase in Net Assets Resulting from Operations	2,212,330	13,068,118

Distributions to Shareholders:
Accumulated earnings
Class AAA	(138,361)	(246,442)
Class A	(213,843)	(274,575)
Class C	(170,209)	(301,224)
Class I	(329,036)	(435,658)
Total Distributions to Shareholders	(851,449)	(1,257,899)

Capital Share Transactions:
Class AAA	(432,204)	(4,833,791)
Class A	2,961,191	(298,998)
Class C	(1,901,266)	(1,224,967)
Class I	1,114,892	4,175,125
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,742,613	(2,182,631)

Net Increase in Net Assets	3,103,494	9,627,588
Net Assets:
Beginning of year	40,243,371	30,615,783
End of period	$43,346,865	$40,243,371

See accompanying notes to financial statements.

9

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2022(d)	$17.50	$0.17	$0.76	$0.93	$(0.36)	$—	$(0.36)	$—		$18.07	5.35%	$6,713	1.90	%(e)	1.81	%(e)	16%
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(f)	12.48	(3.48)	8,713	(0.24)		1.71		59
2019	13.84	(0.07)	(0.83)	(0.90)	—	(0.01)	(0.01)	—		12.93	(6.50)	12,189	(0.56)		1.64	(g)	67
2018	14.61	(0.09)	(0.61)	(0.70)	—	(0.07)	(0.07)	0.00	(f)	13.84	(4.78)	16,630	(0.63)		1.53		105
2017	13.70	(0.15)	1.21	1.06	—	(0.15)	(0.15)	0.00	(f)	14.61	7.88	22,542	(1.08)		1.43	(g)	77
Class A
2022(d)	$17.71	$0.18	$0.76	$0.94	$(0.36)	$—	$(0.36)	$—		$18.29	5.35%	$12,284	2.01	%(e)	1.81	%(e)	16%
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(f)	12.62	(3.37)	6,644	(0.24)		1.71		59
2019	13.98	(0.07)	(0.84)	(0.91)	—	(0.01)	(0.01)	—		13.06	(6.51)	9,013	(0.57)		1.64	(g)	67
2018	14.76	(0.09)	(0.62)	(0.71)	—	(0.07)	(0.07)	0.00	(f)	13.98	(4.80)	15,137	(0.65)		1.53		105
2017	13.84	(0.15)	1.22	1.07	—	(0.15)	(0.15)	0.00	(f)	14.76	7.87	29,391	(1.08)		1.43	(g)	77
Class C
2022(d)	$14.73	$0.08	$0.65	$0.73	$(0.36)	$—	$(0.36)	$—		$15.10	5.00%	$6,387	1.12	%(e)	2.56	%(e)	16%
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(f)	10.64	(4.14)	6,926	(1.00)		2.46		59
2019	11.97	(0.14)	(0.72)	(0.86)	—	(0.01)	(0.01)	—		11.10	(7.18)	13,807	(1.33)		2.39	(g)	67
2018	12.74	(0.17)	(0.53)	(0.70)	—	(0.07)	(0.07)	0.00	(f)	11.97	(5.48)	24,992	(1.38)		2.28		105
2017	12.06	(0.22)	1.05	0.83	—	(0.15)	(0.15)	0.00	(f)	12.74	7.04	37,147	(1.83)		2.18	(g)	77
Class I
2022(d)	$18.35	$0.28	$0.79	$1.07	$(0.36)	$—	$(0.36)	$—		$19.06	5.87%	$17,963	2.97	%(e)	1.56	%(e)(h)	16%
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71	(h)	54
2020	13.36	0.00 (f)	(0.42)	(0.42)	—	—	—	0.00	(f)	12.94	(3.14)	8,333	0.01		1.46		59
2019	14.27	(0.05)	(0.85)	(0.90)	—	(0.01)	(0.01)	—		13.36	(6.30)	15,555	(0.36)		1.39	(g)	67
2018	15.02	(0.06)	(0.62)	(0.68)	—	(0.07)	(0.07)	0.00	(f)	14.27	(4.50)	34,947	(0.39)		1.28		105
2017	14.05	(0.11)	1.23	1.12	—	(0.15)	(0.15)	0.00	(f)	15.02	8.11	71,138	(0.83)		1.18	(g)	77

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	The Fund incurred interest expense. For the fiscal year ended September 30, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70% (Class AAA and Class A), 2.45% (Class C), and 1.45% (Class I). For the six months ended March 31, 2022 and the fiscal years ended September 30, 2021, 2019, 2018, and 2017, the effect of interest expense was minimal.

(d)	For the six months ended March 31, 2022, unaudited.
(e)	Annualized.
(f)	Amount represents less than $0.005 per share.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal year ended September 30, 2019, if such credits had not been received the ratios of operating expenses to average net assets would have been 1.64% (Class AAA and Class A), 2.39% (Class C), and 1.40% (Class I). For the fiscal year ended September 30, 2017, there was no impact to the expense ratios.

(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed Class I expenses of $65,655 and $97,862 with the operating expenses net of reimbursement ratio of 0.80% and 0.95% for the six months ended March 31, 2022 and the fiscal year ended September 30, 2021.

See accompanying notes to financial statements.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Focused Growth and Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002. Effective January 14, 2021, The Gabelli Focus Five Fund changed its name to Gabelli Focused Growth and Income Fund with a corresponding change in the name of each of its Classes of Shares.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$33,658,512	—	$33,658,512
Preferred Stocks (a)	8,466,406	—	8,466,406
Mandatory Convertible Securities (a)	916,575	—	916,575
U.S. Government Obligations	—	$149,871	149,871
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,041,493	$149,871	$43,191,364

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2022 or September 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each

13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal year ended September 20, 2021 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$29,285,716	$14,299,035	$(393,387)	$13,905,648

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no

14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2023 and may be terminated only by the Board before such time. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Class I Shares would not exceed 0.80% of the value of the Class I average daily net assets. At March 31, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $163,517.

For the fiscal year ended September 30, 2021, expiring September 30, 2023	$97,862
For the six months ended March 31, 2022, expiring September 30, 2024	65,655
$163,517

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $8,723,740 and $6,671,818, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Fund paid $225 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,550 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

15

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2022, there were no borrowings under the line of credit.

8.  Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 3, 2022, (the Effective Date) the Fund’s Class C shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional Class C shares after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,681	$155,324	12,780	$207,769
Shares issued upon reinvestment of distributions	7,676	137,341	14,570	244,259
Shares redeemed	(40,706)	(724,869)	(329,648)	(5,285,819)
Net decrease	(24,349)	$(432,204)	(302,298)	$(4,833,791)
Class A
Shares sold	192,526	$3,448,728	97,320	$1,561,225
Shares issued upon reinvestment of distributions	10,735	194,177	14,276	244,498
Shares redeemed	(37,422)	(681,714)	(132,380)	(2,104,721)
Net increase/(decrease)	165,839	$2,961,191	(20,784)	$(298,998)
Class C
Shares sold	18,686	$284,199	63,456	$902,093
Shares issued upon reinvestment of distributions	11,291	169,578	20,969	300,090
Shares redeemed	(159,545)	(2,355,043)	(182,584)	(2,427,150)
Net decrease	(129,568)	$(1,901,266)	(98,159)	$(1,224,967)
Class I
Shares sold	78,533	$1,491,885	345,547	$5,842,285
Shares issued upon reinvestment of distributions	16,549	311,502	23,078	409,395
Shares redeemed	(36,344)	(688,495)	(129,025)	(2,076,555)
Net increase	58,738	$1,114,892	239,600	$4,175,125

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Focused Growth and Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2022, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2021) of the Fund against eleven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid- Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period, the third quartile for three year, and the five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period, in the first quintile for the three year period, and in the fourth quintile for the five year period. The Independent Board Members discussed the recent changes to the Fund’s non-fundamental investment policies.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with expense ratios of the Adviser Peer Group and a peer group of fifteen other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average, and the size of the fund was below average within each peer group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members noted the recent amendments to the contractual Expense Deferral Agreement

19

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

between the Adviser and the Company, on behalf of the Fund, pursuant to which the net expense ratio was be reduced to 0.80% for Class I Shares, effective January 21, 2021. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record that had begun to improve over the past year. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

20

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI FOCUSED GROWTH AND INCOME FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUSED GROWTH AND INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Daniel Plourde

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q122SR

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2022
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund was (4.2)% compared with a total return of 2.5% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available. See page 4 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy (Unaudited)

The goal of the Fund is to generate long term capital appreciation, and under normal market conditions, the Fund will invest at least 80% of the value of its assets in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund considers a company to be engaged in financial services if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

After mostly healthy performance during the fourth quarter of 2021 and beginning of 2022, the common stocks of many global financial services companies fell sharply in February and March owing primarily to Russia’s invasion of Ukraine, the flattening US Treasury yield curve, and a slowdown in global investment banking activity. The Fund is invested in the common stocks of several global banks that have small exposure to Russia. This is resulting in charges to earnings in the first quarter but should not result in meaningfully negative impacts to their strong capital positions unless the war expands to other countries. During periods of global economic uncertainty like this one, it is especially important that the Fund is focused on common stocks of companies with strong balance sheets and capable management teams.

The largest negative contributor to the Fund’s performance during the six months was the common stock of First Citizens BancShares Inc., (3.7%), which the Fund received after the completion of its merger with former holding CIT Group on January 3, 2022. This transformative transaction nearly doubled First Citizens’ assets, significantly expanded its commercial lending franchise, and added a leading rail leasing business. In a recent presentation to investors, the company projected that the transaction would be 38% accretive to tangible book value, up from its initial estimate of 30% when the transaction was announced. Nevertheless, investors appeared to be disappointed with the company’s earnings guidance even though management projected that the transaction would be 39-46% accretive to 2023 earnings. The company has an impressive long term track record having generated growth in Earnings per Share (EPS) and Tangible Book Value per share (TBV) of 12.6% and 9.5%, respectively, over the last 17 years.

The next largest detractor was the common stock of Citigroup Inc. (3.1%). During the company’s investor day in March, it projected that it could incur losses of up to half of its $9.8 billion gross exposure to Russia in a severe stress scenario. Subsequently, in the company’s first quarter earnings release in April, it noted that it had reduced its gross exposure to Russia by $2 billion as of March 31 and that its projected losses in a severe stress scenario were reduced to $2.5-3.0 billion. The company reported a solid 10.5% Return on Tangible Common Equity in the first quarter, despite $1.9 billion of charges related to Russia, and repurchased 2.1% of its outstanding shares at a significant discount to tangible book value.

2

The largest positive contributor was the common stock of property and casualty insurer Axis Capital Holdings Ltd. (3.9%). The company reported strong financial results in the second half of 2021, despite losses from Hurricane Ida, as it is benefitting from a shift to lower risk specialty insurance and a robust pricing environment. Additionally, the company increased its dividend for the 18th consecutive year and announced a $100 million share repurchase. Another significant positive contributor was the common stock of Standard Chartered (2.3%), a UK based bank focused on growing markets in Asia, Africa and the Middle East. Despite lingering effects from the pandemic, the company reported resilient financial results in 2021, repurchased 3% of its shares at a significant discount to tangible book value, and announced further share repurchases for 2022.

Fund management initiated a significant new position in the common stock of Pzena Investment Management Inc. (3.2%), a value oriented investment manager. Despite a very challenging environment for active value oriented investors, the company has generated positive net flows in each of the last five years and had $52.8 billion in Assets Under Management as of March 31, 2022. The business is extremely profitable, with an average operating margin of 45% over the last five years and 53% in 2021, and cash generative. The common stock trades at only 8 times 2021 earnings and has a dividend yield of nearly 7.7% based on dividends paid over the last year.

The Fund’s aggregate valuation metrics are very attractive at about 1.0 times book value, 1.3 times tangible book value and 9.3 and 10.1 times 2021 and 2022 earnings, respectively. I continue to be pleased with the underlying business performance of the Fund’s holdings and increased my personal investment in the Fund. While the near term earnings outlooks for many of the Fund’s holdings have deteriorated, primarily because of Russia’s invasion of Ukraine, I believe that their long term intrinsic values continue to grow and that their recent stock price declines represent attractive buying opportunities.

We appreciate your continued confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	Since Inception (10/1/18)
Class AAA (GAFSX)	(4.23)%	4.25%	8.97%	4.77%
MSCI World Financials Index (c)	2.47	11.91	13.05	9.03
Class A (GGFSX)	(4.20)	4.24	9.03	4.83
With sales charge (d)	(9.71)	(1.75)	6.90	3.07
Class C (GCFSX)	(4.49)	3.48	8.15	3.98
With contingent deferred sales charge (e)	(5.45)	2.48	8.15	3.98
Class I (GFSIX)	(4.07)	4.52	9.23	5.03

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The MSCI World Financials Index captures large and mid cap securities in the Financials sector across Developed Markets countries. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2022, the gross expense ratios for Class AAA, A, C, and I Shares are 2.04%, 2.04%, 2.79%, and 1.79%, respectively, and the net expense ratios for these share classes after contractual reimbursements by the Adviser are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2022. The contractual reimbursements are in effect through January 31, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

4

The Gabelli Global Financial Services Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Global Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$957.70	1.28%	$6.25
Class A	$1,000.00	$958.00	1.28%	$6.25
Class C	$1,000.00	$955.10	2.03%	$9.89
Class I	$1,000.00	$959.30	1.03%	$5.03
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.55	1.28%	$6.44
Class A	$1,000.00	$1,018.55	1.28%	$6.44
Class C	$1,000.00	$1,014.81	2.03%	$10.20
Class I	$1,000.00	$1,019.80	1.03%	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

The Gabelli Global Financial Services Fund

Banks	25.6%
Diversified Banks	13.1%
Investment Management	12.1%
Insurance	9.9%
Automobiles	7.7%
Institutional Brokerage	6.9%
Consumer Finance	6.0%
Institutional Trust, Fiduciary, and Custody	5.9%

Homebuilders	5.1%
Reinsurance	3.9%
U.S. Government Obligations	3.8%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.2%
	Automobiles — 7.7%
20,750	Daimler Truck Holding AG†	$653,776	$579,147
8,500	Mercedes-Benz Group AG	495,469	600,013
4,140	Toyota Motor Corp., ADR	539,394	746,235
		1,688,639	1,925,395
	Banks — 25.6%
74,000	Banco Bilbao Vizcaya Argentaria SA	399,347	426,504
90,000	Commerzbank AG†	538,934	689,669
379,400	Dah Sing Banking Group Ltd.	387,728	337,102
198,500	Dah Sing Financial Holdings Ltd.	803,317	646,184
1,386	First Citizens BancShares Inc., Cl. A	486,655	922,522
32,000	ING Groep NV	275,954	336,689
49,100	Japan Post Bank Co. Ltd.	484,848	397,269
25,950	Shinhan Financial Group Co. Ltd., ADR†	874,004	867,508
28,000	Shinsei Bank Ltd.†	381,477	514,506
26,147	TrustCo Bank Corp. NY	863,745	834,874
7,700	Webster Financial Corp.	235,623	432,124
		5,731,632	6,404,951
	Consumer Finance — 6.0%
17,900	Ally Financial Inc.	436,426	778,292
5,450	Capital One Financial Corp.	484,507	715,531
		920,933	1,493,823
	Diversified Banks — 13.1%
256,000	Barclays plc	531,384	498,725
14,750	Citigroup Inc.	877,536	787,650
46,820	Credit Agricole SA	552,024	563,836
218,000	NatWest Group plc	543,319	618,285
8,610	Societe Generale SA	185,478	232,977
86,100	Standard Chartered plc	539,500	577,063
		3,229,241	3,278,536
	Homebuilders — 5.1%
2,970	Cavco Industries Inc.†	428,164	715,325
26,409	Legacy Housing Corp.†	331,589	566,737
		759,753	1,282,062
	Institutional Brokerage — 6.9%
18,100	Credit Suisse Group AG, ADR	153,936	142,085
110,000	Daiwa Securities Group Inc.	588,859	625,899
29,310	Jefferies Financial Group Inc.	577,108	962,834
		1,319,903	1,730,818
Shares		Cost	Market Value
	Institutional Trust, Fiduciary, and Custody — 5.9%
8,450	State Street Corp.	$444,650	$736,164
15,050	The Bank of New York Mellon Corp.	663,828	746,931
		1,108,478	1,483,095
	Insurance — 9.9%
144,118	Aegon NV	561,082	765,586
100	Alleghany Corp.†	84,241	84,700
937	E-L Financial Corp. Ltd.	698,062	661,817
21,552	HG Holdings Inc.†	199,012	174,571
15,829	NN Group NV	628,327	803,047
		2,170,724	2,489,721
	Investment Management — 12.1%
1,100	Diamond Hill Investment Group Inc.	193,508	206,030
13,150	Franklin Resources Inc.	303,830	367,148
22,400	Janus Henderson Group plc	456,743	784,448
101,137	Pzena Investment Management Inc., Cl. A	954,910	811,119
56,263	Westwood Holdings Group Inc.	803,739	861,949
		2,712,730	3,030,694
	Reinsurance — 3.9%
16,300	Axis Capital Holdings Ltd.	819,975	985,661

	TOTAL COMMON STOCKS	20,462,008	24,104,756

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.8%
$955,000	U.S. Treasury Bills, 0.060% to 0.380%††, 04/21/22 to 06/09/22	954,788	954,805

	TOTAL INVESTMENTS — 100.0%	$21,416,796	25,059,561

	Other Assets and Liabilities (Net) — (0.0)%		(1,571)

	NET ASSETS — 100.0%		$25,057,990

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $21,416,796)	$25,059,561
Cash	26,943
Foreign currency, at value (cost $27)	27
Receivable for Fund shares sold	4,064
Receivable from Adviser	11,925
Dividends receivable	121,908
Prepaid expenses	23,417
Total Assets	25,247,845
Liabilities:
Payable for investments purchased	73,787
Payable for Fund shares redeemed	40,897
Payable for investment advisory fees	21,253
Payable for distribution fees	128
Payable for shareholder communications	25,150
Payable for legal and audit fees	22,249
Other accrued expenses	6,391
Total Liabilities	189,855
Net Assets
(applicable to 2,261,375 shares outstanding)	$25,057,990
Net Assets Consist of:
Paid-in capital	$21,932,981
Total distributable earnings	3,125,009
Net Assets	$25,057,990
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($517,991 ÷ 46,735 shares outstanding; 120,000,000 shares authorized)	$11.08
Class A:
Net Asset Value and redemption price per share ($17,042 ÷ 1,528 shares outstanding; 60,000,000 shares authorized)	$11.15
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.83
Class C:
Net Asset Value and offering price per share ($1,146 ÷ 104 shares outstanding; 20,000,000 shares authorized)	$11.02	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($24,521,811 ÷ 2,213,008 shares outstanding; 150,000,000 shares authorized)	$11.08

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,690)	$298,594
Non-cash dividends	125,028
Interest	1,769
Total Investment Income	425,391
Expenses:
Investment advisory fees	130,862
Distribution fees - Class AAA	834
Distribution fees - Class A	35
Distribution fees - Class C	6
Registration expenses	28,783
Legal and audit fees	20,236
Shareholder communications expenses	10,101
Shareholder services fees	6,214
Custodian fees	5,919
Tax expense	4,565
Directors’ fees	863
Miscellaneous expenses	5,846
Total Expenses	214,264
Less:
Expense reimbursements (See Note 3)	(77,565)
Expenses paid indirectly by broker (See Note 6)	(396)
Total Credits and Reimbursements	(77,961)
Net Expenses	136,303
Net Investment Income	289,088
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	275,129
Net realized gain on forward foreign exchange contracts	206
Net realized gain on foreign currency transactions	7
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	275,342
Net change in unrealized appreciation/depreciation:
on investments	(1,670,993)
on foreign currency translations	(611)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,671,604)
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	(1,396,262)
Net Decrease in Net Assets Resulting from Operations	$(1,107,174)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

8

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021

Operations:
Net investment income	$289,088	$588,897
Net realized gain on investments, forward foreign exchange contracts, and foreign
currency transactions	275,342	141,531
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	(1,671,604)	8,856,888
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,107,174)	9,587,316

Distributions to Shareholders:
Accumulated earnings
Class AAA	(11,914)	(858)
Class A	(541)	(92)
Class C	(15)	(8)
Class I	(520,749)	(285,578)
Total Distributions to Shareholders	(533,219)	(286,536)

Capital Share Transactions:
Class AAA	(3,140)	453,786
Class A	(16,201)	18,752
Class C	14	8
Class I	1,898,359	1,544,852
Net Increase in Net Assets from Capital Share Transactions	1,879,032	2,017,398

Net Increase in Net Assets	238,639	11,318,178
Net Assets:
Beginning of year	24,819,351	13,501,173
End of period	$25,057,990	$24,819,351

See accompanying notes to financial statements.

9

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2022(c)	$11.80	$0.12	(d)	$(0.61)	$(0.49)	$(0.23)	$(0.23)	$—		$11.08	(4.23)%	$518	1.96	%(d)(e)	1.88	%(e)	1.28	%(e)(f)(g)	12%
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25	(f)	19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(h)	7.08	(20.33)	47	1.34		2.51		1.25	(f)	18
2019(i)	10.00	0.27		(1.15)	(0.88)	(0.03)	(0.03)	—		9.09	(8.76)	134	3.01		2.32		1.25		14
Class A
2022(c)	$11.86	$0.12	(d)	$(0.61)	$(0.49)	$(0.22)	$(0.22)	$—		$11.15	(4.20)%	$17	1.90	%(d)(e)	1.88	%(e)	1.28	%(e)(f)(g)	12%
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25	(f)	19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(h)	7.08	(20.24)	8	2.12		2.51		1.25	(f)	18
2019(i)	10.00	0.35		(1.22)	(0.87)	(0.03)	(0.03)	—		9.10	(8.71)	10	3.77		2.32		1.25		14
Class C
2022(c)	$11.68	$0.07	(d)	$(0.59)	$(0.52)	$(0.14)	$(0.14)	$—		$11.02	(4.49)%	$1	1.21	%(d)(e)	2.63	%(e)	2.03	%(e)(f)(g)	12%
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00	(f)	19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(h)	7.03	(20.97)	1	0.76		3.26		2.00	(f)	18
2019(i)	10.00	0.17		(1.11)	(0.94)	(0.01)	(0.01)	—		9.05	(9.39)	1	1.85		3.08		2.00		14
Class I
2022(c)	$11.80	$0.13	(d)	$(0.60)	$(0.47)	$(0.25)	$(0.25)	$—		$11.08	(4.07)%	$24,522	2.22	%(d)(e)	1.63	%(e)	1.03	%(e)(f)(g)	12%
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00	(f)	19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(h)	7.08	(20.17)	13,445	1.84		2.26		1.00	(f)	18
2019(i)	10.00	0.28		(1.13)	(0.85)	(0.04)	(0.04)	—		9.11	(8.51)	13,093	3.05		2.07		1.00		14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $77,565, $165,217, $174,126, and $124,154 for the six months ended March 31, 2022 and the fiscal years ended September 30, 2021, 2020, and 2019, respectively.

(c)	For the six months ended March 31, 2022, unaudited.

(d)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.06 (Class AAA and Class A), $0.02 (Class C), and $0.08 (Class I), and the net investment income ratios would have been 1.00% (Class AAA), 0.95% (Class A), 0.25% (Class C), and 1.26% (Class I) for the six months ended March 31, 2022.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2022 and the fiscal years ended September 30, 2021 and 2020, if credits had not been received, the expense ratios would have been 1.29%, 1.26%, and 1.26% (Class AAA and Class A), 2.04%, 2.01%, and 2.01% (Class C), and 1.04%, 1.01%, and 1.01% (Class I), respectively.

(g)	The Fund incurred tax expense for the six months ended March 31, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

(h)	Amount represents less than $0.005 per share.

(i)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Financial Services Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$24,104,756	—	$24,104,756
U.S. Government Obligations	—	$954,805	954,805
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$24,104,756	$954,805	$25,059,561

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2022 or September 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2021 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$21,440,898	$4,386,984	$(768,321)	$3,618,663

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

14

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund incurred an excise tax expense of $4,565. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2023. For the six months ended March 31, 2022, the Adviser reimbursed the Fund in the amount of $77,565. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $416,907:

For the fiscal year ended September 30, 2020, expiring September 30, 2022	$174,126
For the fiscal year ended September 30, 2021, expiring September 30, 2023	165,216
For the six months ended March 31, 2022, expiring September 30, 2024	77,565
$416,907

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $4,779,530 and $2,825,485, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Fund paid $1,751 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

15

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $396.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2022.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2022, there were no borrowings under the line of credit.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	60,367	$742,124	43,802	$484,049
Shares issued upon reinvestment of distributions	992	11,563	96	858
Shares redeemed	(62,431)	(756,827)	(2,821)	(31,121)
Net increase/(decrease)	(1,072)	$(3,140)	41,077	$453,786
Class A
Shares sold	115	$1,375	1,707	$18,743
Shares issued upon reinvestment of distributions	46	541	10	92
Shares redeemed	(1,438)	(18,117)	(10)	(83)
Net increase/(decrease)	(1,277)	$(16,201)	1,707	$18,752
Class C
Shares issued upon reinvestment of distributions	1	$14	1	$8
Net increase	1	$14	1	$8
Class I
Shares sold	122,688	$1,457,765	130,600	$1,318,396
Shares issued upon reinvestment of distributions	44,460	517,966	31,795	305,172
Shares redeemed	(7,082)	(77,372)	(7,406)	(78,716)
Net increase	160,066	$1,898,359	154,989	$1,544,852

9. Significant Shareholder. As of March 31, 2022, approximately 71.91% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the Adviser and affiliates have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Global Financial Services Fund

Liquidity Risk Managment Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2022, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2021) against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of the Fund and all retail and institutional global financial services funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one year period and third quintile for the two year and three year periods. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer groups and encouraged the Adviser to explore ways to increase the size of the Fund.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a Broadridge selected peer group of eleven financial services funds, two of which were global, and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were below average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the

19

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Gabelli funds. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve performance and indicated that they would continue to evaluate the Fund. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

20

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

 Rye, NY 10580-1422

Portfolio Manager’s Biography

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Gabelli Equity Series Funds, Inc.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Daniel Plourde

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q122SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

The Gabelli Small Cap Growth Fund
Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	Aerospace — 0.6%
250,000	Aerojet Rocketdyne Holdings Inc.†	$1,025,125	$9,837,500
30,000	Allied Motion Technologies Inc.	664,462	895,200
40,000	Innovative Solutions and Support Inc.†	130,088	322,400
7,000	Kratos Defense & Security Solutions Inc.†	130,179	143,360
		1,949,854	11,198,460
	Agriculture — 0.0%
10,000	Cadiz Inc.†	67,959	20,700
47,282	Limoneira Co.	823,966	694,100
		891,925	714,800
	Automotive — 0.1%
1,200	PACCAR Inc.	44,521	105,684
69,000	The Shyft Group Inc.	330,890	2,491,590
		375,411	2,597,274
	Automotive: Parts and Accessories — 3.7%
148,000	BorgWarner Inc.	693,961	5,757,200
846,000	Brembo SpA	1,564,227	9,471,182
94,022	China Automotive Systems Inc.†	443,798	286,767
75,000	Commercial Vehicle Group Inc.†	665,983	633,750
1,110,000	Dana Inc.	9,031,849	19,502,700
410,000	Modine Manufacturing Co.†	3,741,867	3,694,100
30,000	Monro Inc.	604,484	1,330,200
4,300	O’Reilly Automotive Inc.†	92,532	2,945,328
45,000	Puradyn Filter Technologies Inc.†	11,732	4
180,000	Standard Motor Products Inc.	1,353,308	7,765,200
245,458	Strattec Security Corp.†(a)	4,733,287	9,148,220
280,000	Tenneco Inc., Cl. A†	1,006,626	5,129,600
18,700	Thor Industries Inc.	173,180	1,471,690
19,000	Uni-Select Inc.†	150,898	463,544
		24,267,732	67,599,485
	Aviation: Parts and Services — 2.5%
20,000	AAR Corp.†	230,415	968,600
9,500	Astronics Corp.†	13,628	122,835
23,200	Astronics Corp., Cl. B†	38,562	301,020
47,000	Ducommun Inc.†	968,850	2,462,330
670,000	Kaman Corp.	9,964,092	29,131,600
89,000	Moog Inc., Cl. A	1,052,574	7,814,200
17,500	Moog Inc., Cl. B	581,070	1,436,837
22,500	Woodward Inc.	162,330	2,810,475
		13,011,521	45,047,897

Shares		Cost	Market Value
	Broadcasting — 2.2%
119,000	Beasley Broadcast Group Inc., Cl. A†	$449,276	$209,440
10,000	Cogeco Communications Inc.	340,851	827,741
23,300	Cogeco Inc.	592,837	1,436,599
180,000	Corus Entertainment Inc., Cl. B	660,010	708,395
40,000	Fox Corp., Cl. A	1,662,000	1,578,000
25,000	Gray Television Inc.	73,674	551,750
72,350	Gray Television Inc., Cl. A	386,480	1,487,516
260,000	ITV plc†	529,070	279,797
13,000	Liberty Broadband Corp., Cl. A†	78,211	1,703,780
11,000	Liberty Broadband Corp., Cl. C†	57,595	1,488,520
20,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	66,962	1,262,600
27,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	91,359	1,885,680
64,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	214,254	2,925,440
34,452	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	294,602	1,575,490
92,340	Madison Square Garden Entertainment Corp.†	2,147,239	7,692,845
22,900	Nexstar Media Group Inc., Cl. A	1,439,565	4,316,192
100,000	Salem Media Group Inc.†	0	339,000
255,000	Sinclair Broadcast Group Inc., Cl. A	4,169,298	7,145,100
480,000	Sirius XM Holdings Inc.	316,771	3,177,600
		13,570,054	40,591,485
	Building and Construction — 6.0%
79,000	Arcosa Inc.	942,643	4,522,750
42,000	Armstrong Flooring Inc.†	226,629	60,060
84,000	D.R. Horton Inc.	911,911	6,258,840
28,000	Gibraltar Industries Inc.†	524,580	1,202,600
238,400	Herc Holdings Inc.	7,804,861	39,834,256
120,500	KB Home	1,184,837	3,901,790
3,000	Legacy Housing Corp.†	38,431	64,380
377,000	Lennar Corp., Cl. B	9,087,354	25,767,950
95,500	MDC Holdings Inc.	1,748,559	3,613,720
15,000	Meritage Homes Corp.†	240,072	1,188,450
2,100	NVR Inc.†	1,460,433	9,381,267
123,000	PulteGroup Inc.	710,669	5,153,700
64,000	Titan Machinery Inc.†	1,057,708	1,808,640
140,000	Toll Brothers Inc.	2,460,968	6,582,800
		28,399,655	109,341,203
	Business Services — 2.7%
13,000	ACCO Brands Corp.	60,332	104,000

See accompanying notes to financial statements.

1

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
570,000	Clear Channel Outdoor Holdings Inc.†	$1,214,257	$1,972,200
400,000	Diebold Nixdorf Inc.†	3,940,682	2,692,000
60,000	Element Solutions Inc.	537,606	1,314,000
13,000	GSE Systems Inc.†	18,200	27,040
196,000	IAA Inc.†	1,593,186	7,497,000
36,500	Live Nation Entertainment Inc.†	307,269	4,293,860
40,000	Loomis AB	402,123	1,098,017
162,000	Macquarie Infrastructure Holdings LLC	7,832	604,260
16,000	McGrath RentCorp	411,253	1,359,680
20,000	Sealed Air Corp.	587,044	1,339,200
69,000	Sohgo Security Services Co. Ltd.	799,632	2,267,127
50,000	Team Inc.†	63,745	110,500
338,000	The Interpublic Group of Companies Inc.	1,425,712	11,982,100
25,000	TransAct Technologies Inc.†	115,198	176,500
1,612,400	Trans-Lux Corp.†(a)	1,587,444	1,148,916
34,000	United Rentals Inc.†	209,146	12,077,140
		13,280,661	50,063,540
	Cable — 0.7%
52,500	AMC Networks Inc., Cl. A†	0	2,133,075
39,000	DISH Network Corp., Cl. A†	726,991	1,234,350
30,000	EchoStar Corp., Cl. A†	479,334	730,200
121,000	Liberty Global plc, Cl. A†	2,700,564	3,086,710
138,000	Liberty Global plc, Cl. C†	2,601,190	3,575,580
90,000	WideOpenWest Inc.†	760,756	1,569,600
		7,268,835	12,329,515
	Communications Equipment — 0.0%
20,000	Telesat Corp.†	465,367	330,000

	Computer Software and Services — 1.8%
86,000	Activision Blizzard Inc.	1,697,089	6,889,460
375,000	Alithya Group Inc., Cl. A†	1,134,058	956,250
150,000	GTY Technology Holdings Inc.†	1,319,372	484,500
10,000	I3 Verticals Inc., Cl. A†	243,267	278,600
12,000	MKS Instruments Inc	208,375	1,800,000
28,000	Rockwell Automation Inc.	642,872	7,840,840
33,000	Tyler Technologies Inc.†	65,775	14,681,370
8,117	Vimeo Inc.†	5,162	96,430
		5,315,970	33,027,450

	Consumer Products — 2.2%
85,000	1-800-Flowers.com Inc.,
	Cl. A†	1,026,008	1,084,600
68,000	Brunswick Corp.	1,372,115	5,500,520
32,000	Chofu Seisakusho Co. Ltd.	461,495	522,293

Shares		Cost	Market Value
40,500	Church & Dwight Co. Inc.	$68,934	$4,024,890
22,500	Energizer Holdings Inc.	888,924	692,100
2,000	Harley-Davidson Inc.	4,713	78,800
46,000	Hunter Douglas NV†	1,853,684	8,783,183
2,500	Kobayashi Pharmaceutical Co. Ltd.	103,323	201,659
3,800	LCI Industries	62,898	394,478
220,000	Marine Products Corp.	136,308	2,541,000
3,000	National Presto Industries Inc.	83,060	230,850
200,000	Sally Beauty Holdings Inc.†	1,174,250	3,126,000
215,000	Samick Musical Instruments Co. Ltd.	289,566	316,633
3,700	Shimano Inc.	414,540	855,705
10,000	Steven Madden Ltd.	21,602	386,400
1,000,000	Swedish Match AB	1,904,234	7,538,501
10,000	The Scotts Miracle-Gro Co.	174,942	1,229,600
9,500	WD-40 Co.	248,399	1,740,685
84,000	Wolverine World Wide Inc.	408,836	1,895,040
		10,697,831	41,142,937
	Consumer Services — 0.9%
53,000	Bowlin Travel Centers Inc.†	53,948	272,950
3,000	H&E Equipment Services Inc.	67,163	130,560
5,000	IAC/InterActiveCorp.†	11,719	501,400
180,000	KAR Auction Services Inc.†	893,854	3,249,000
354,000	Rollins Inc.	336,751	12,407,700
		1,363,435	16,561,610
	Diversified Industrial — 11.0%
10,000	Acuity Brands Inc.	94,378	1,893,000
53,500	Albany International Corp., Cl. A	1,044,848	4,511,120
192,500	Ampco-Pittsburgh Corp.†	955,813	1,214,675
64,000	Burnham Holdings Inc., Cl. A	1,088,648	887,040
357,500	Crane Co.	7,663,159	38,710,100
100,000	EnPro Industries Inc.	5,227,056	9,773,000
110,000	Greif Inc., Cl. A	2,079,606	7,156,600
96,362	Greif Inc., Cl. B	4,378,812	6,144,041
1,300,000	Griffon Corp.	14,096,530	26,039,000
16,932	Hyster-Yale Materials Handling Inc.	769,656	562,312
4,000	JSP Corp.	89,499	50,501
90,022	Kimball International Inc., Cl. B	845,282	760,686
87,217	L.B. Foster Co., Cl. A†	1,224,317	1,340,525
50,000	Lawson Products Inc.†	654,828	1,927,000
44,000	Lincoln Electric Holdings Inc.	1,125,965	6,063,640
37,800	Lindsay Corp.	792,407	5,934,978

See accompanying notes to financial statements.

2

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
38,000	Matthews International Corp., Cl. A	$976,341	$1,229,680
920,000	Myers Industries Inc.	12,634,530	19,872,000
72,000	Oil-Dri Corp. of America	501,026	2,062,800
13,000	Olin Corp.	203,184	679,640
320,000	Park-Ohio Holdings Corp.	2,947,314	4,502,400
12,500	Pentair plc	296,897	677,625
14,500	Roper Technologies Inc.	272,650	6,847,335
55,000	Sonoco Products Co.	1,585,365	3,440,800
51,000	Standex International Corp.	1,322,505	5,095,920
110,000	Steel Connect Inc.†	124,473	141,900
84,029	Steel Partners Holdings LP†	1,091,664	3,492,245
13,000	T. Hasegawa Co. Ltd.	236,725	278,389
7,000	Terex Corp.	166,670	249,620
339,000	Textron Inc.	2,053,938	25,214,820
387,678	Tredegar Corp.	5,743,832	4,648,259
227,000	Trinity Industries Inc.	2,582,107	7,799,720
44,000	Ultra Electronics Holdings plc	877,113	1,921,292
		75,747,138	201,122,663
	Electronics — 2.2%
135,500	Badger Meter Inc.	1,720,972	13,510,705
213,500	Bel Fuse Inc., Cl. A(a)	4,038,795	4,483,500
460,000	CTS Corp.	3,922,113	16,256,400
34,000	Daktronics Inc.†	269,428	130,560
120,000	Gentex Corp.	1,305,089	3,500,400
20,000	IMAX Corp.†	158,565	378,600
30,000	Renesas Electronics Corp.†	194,117	352,883
63,000	Stoneridge Inc.†	312,595	1,307,880
		11,921,674	39,920,928

	Energy and Utilities — 2.9%
18,000	Avangrid Inc.	697,500	841,320
13,000	Callon Petroleum Co.†	69,277	768,040
10,000	Chesapeake Utilities Corp.	130,041	1,377,600
35,000	CMS Energy Corp.	164,801	2,447,900
20,000	Consolidated Water Co. Ltd.	233,823	221,200
38,000	Diamondback Energy Inc.	1,878,453	5,209,040
50,000	Dril-Quip Inc.†	1,338,899	1,867,500
74,000	Energy Recovery Inc.†	316,427	1,490,360
25,000	Landis+Gyr Group AG	1,532,514	1,588,117
24,000	Marathon Petroleum Corp.	117,934	2,052,000
3,500	Middlesex Water Co.	54,166	368,095
11,000	Northwest Natural Holding Co.	518,541	568,920
21,500	NorthWestern Corp.	582,609	1,300,535
9,700	Otter Tail Corp.	190,136	606,250
1,795,000	RPC Inc.†	777,550	19,152,650
20,000	Siemens Gamesa Renewable Energy SA†	117,491	353,447

Shares		Cost	Market Value
87,000	SJW Group	$1,570,913	$6,053,460
32,500	Southwest Gas Holdings Inc.	533,592	2,544,425
9,000	Spire Inc.	354,680	645,840
33,200	The York Water Co.	464,396	1,493,004
13,000	TravelCenters of America Inc.†	393,311	558,480
55,000	Vestas Wind Systems A/S	94,711	1,633,862
		12,131,765	53,142,045
	Entertainment — 1.4%
43,000	Discovery Inc., Cl. A†	624,892	1,071,560
65,000	Discovery Inc., Cl. C†	427,851	1,623,050
76,500	Inspired Entertainment Inc.†	479,260	940,950
120,000	Liberty Media Corp.- Liberty Braves, Cl. A†	2,805,865	3,453,600
200,000	Liberty Media Corp.- Liberty Braves, Cl. C†	2,918,192	5,582,000
34,000	Madison Square Garden Sports Corp.†	186,907	6,098,240
60,000	Manchester United plc, Cl. A	914,513	868,200
8,000	Take-Two Interactive Software Inc.†	60,304	1,229,920
3,500	The Walt Disney Co.†	20,071	480,060
35,000	Universal Entertainment Corp.†	210,518	787,169
57,000	World Wrestling Entertainment Inc., Cl. A	600,726	3,559,080
		9,249,099	25,693,829
	Environmental Services — 0.5%
66,000	Republic Services Inc.	596,200	8,745,000

	Equipment and Supplies — 15.6%
17,500	A.O. Smith Corp.	35,875	1,118,075
399,500	AMETEK Inc.	679,786	53,205,410
56,000	AZZ Inc.	1,967,745	2,701,440
13,000	Chart Industries Inc.†	427,173	2,233,010
149,000	CIRCOR International Inc.†	2,312,117	3,966,380
317,000	Core Molding Technologies Inc.†	637,421	3,410,920
109,000	Crown Holdings Inc.	439,573	13,634,810
2,025	Danaher Corp.	13,122	593,993
100,000	Donaldson Co. Inc.	575,112	5,193,000
48,000	Entegris Inc.	205,006	6,300,480
216,000	Federal Signal Corp.	1,144,716	7,290,000
241,000	Flowserve Corp.	1,445,694	8,651,900
158,000	Franklin Electric Co. Inc.	616,384	13,120,320
440,000	Graco Inc.	2,456,347	30,676,800
35,000	IDEX Corp.	128,247	6,710,550
141,500	Interpump Group SpA	629,216	7,153,621
7,800	Littelfuse Inc.	67,160	1,945,398

See accompanying notes to financial statements.

3

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
110,000	Maezawa Kyuso Industries Co. Ltd.	$359,609	$879,169
60,000	Minerals Technologies Inc.	2,530,695	3,969,000
6,000	MSA Safety Inc.	179,592	796,200
677,000	Mueller Industries Inc.	17,784,706	36,673,090
335,000	Mueller Water Products Inc., Cl. A	2,243,532	4,328,200
3,500	Teleflex Inc.	53,317	1,241,905
169,500	Tennant Co.	2,846,579	13,356,600
744,000	The Gorman-Rupp Co.	11,389,014	26,694,720
92,000	The Greenbrier Companies Inc.	1,018,089	4,738,920
115,003	The L.S. Starrett Co., Cl. A†	840,851	884,373
30,000	The Manitowoc Co. Inc.†	283,157	452,400
50,000	The Middleby Corp.†	533,815	8,197,000
35,000	The Timken Co.	1,159,088	2,124,500
30,000	The Toro Co.	524,020	2,564,700
7,000	Valmont Industries Inc.	145,925	1,670,200
7,875	Watsco Inc., Cl. B	23,627	2,429,201
47,000	Watts Water Technologies Inc., Cl. A	892,108	6,560,730
		56,588,418	285,467,015
	Financial Services — 4.5%
4,800	Alleghany Corp.†	730,311	4,065,600
8,240	Ameris Bancorp	71,897	361,571
25,000	Argo Group International Holdings Ltd.	493,734	1,032,000
12,000	Capitol Federal Financial Inc.	120,000	130,560
20,900	Crazy Woman Creek Bancorp Inc.	319,740	553,955
325,000	Energy Transfer LP	0	3,636,750
140	Farmers & Merchants Bank of Long Beach	927,895	1,148,000
335,450	Flushing Financial Corp.	5,505,473	7,497,308
66,000	FNB Corp.	659,922	821,700
195,000	GAM Holding AG†	601,170	241,204
278,000	Hope Bancorp Inc.	3,087,049	4,470,240
410,000	Huntington Bancshares Inc.	3,921,829	5,994,200
678,000	KKR & Co. Inc.	2,749,449	39,642,660
80,000	Medallion Financial Corp.	362,763	680,000
8,000	PROG Holdings Inc.†	5,116	230,160
80,000	Pzena Investment Management Inc., Cl. A	644,606	641,600
44,000	Sandy Spring Bancorp Inc.	1,491,612	1,976,480
18,000	Sculptor Capital Management Inc.	363,274	250,740
800	SouthState Corp.	58,904	65,272
41,000	Synovus Financial Corp.	1,049,450	2,009,000
16,000	TFS Financial Corp.	234,831	265,600

Shares		Cost	Market Value
15,000	Thomasville Bancshares Inc.	$570,703	$986,250
230,000	Valley National Bancorp	1,437,500	2,994,600
35,300	Value Line Inc.	440,004	2,365,100
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
133,000	Wright Investors’ Service Holdings Inc.†	90,952	33,915
		25,939,557	82,099,465
	Food and Beverage — 6.2%
425,000	Arca Continental SAB de CV	763,179	2,884,402
80,000	Brown-Forman Corp., Cl. A	460,939	5,019,200
40,000	Bull-Dog Sauce Co. Ltd.	95,622	701,824

900,000	China Tontine Wines Group Ltd.†	94,571	11,260
195,000	Chr. Hansen Holding A/S	8,106,517	14,404,381
283,000	Crimson Wine Group Ltd.†	2,484,231	2,289,470
220,000	Denny’s Corp.†	736,620	3,148,200
500,000	Dynasty Fine Wines Group Ltd.†	74,726	23,617
115,000	Farmer Brothers Co.†	1,080,788	818,800
412,000	Flowers Foods Inc.	979,233	10,592,520
114,000	ITO EN Ltd.	2,136,608	5,627,895
46,000	Iwatsuka Confectionery Co. Ltd.	1,592,452	1,475,522
23,000	J & J Snack Foods Corp.	509,737	3,567,300
107,000	Kameda Seika Co. Ltd.	4,299,932	3,493,716
240,000	Kikkoman Corp.	1,630,295	16,027,600
675,000	Maple Leaf Foods Inc.	11,752,263	16,198,056
6,000	MEIJI Holdings Co. Ltd.	117,526	325,776
16,000	MGP Ingredients Inc.	21,536	1,369,440
62,000	Morinaga Milk Industry Co. Ltd.	1,182,249	2,663,545
7,000	National Beverage Corp.	309,445	304,500
43,500	Nissin Foods Holdings Co. Ltd.	1,444,598	3,062,223
13,500	Post Holdings Inc.†	37,686	935,010
60,000	Rock Field Co. Ltd.	402,002	732,380
2,000	The Boston Beer Co. Inc., Cl. A†	107,510	776,940
57,200	The J.M. Smucker Co.	1,323,825	7,745,452
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	1,053,196
36,050	Tootsie Roll Industries Inc.	300,545	1,260,308
370,000	Vina Concha y Toro SA	676,677	596,853
950,000	Vitasoy International Holdings Ltd.	542,729	1,802,178
20,000	Willamette Valley Vineyards Inc.†	73,225	180,600
100,000	Yakult Honsha Co. Ltd.	2,378,861	5,355,676
		47,042,334	114,447,840

See accompanying notes to financial statements.

4

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care — 5.9%
1,400	Align Technology Inc.†	$9,766	$610,400
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	3,773,641
13,500	Bruker Corp.	107,977	868,050
1,000	Chemed Corp.	13,731	506,550
21,500	CONMED Corp.	441,065	3,193,825
32,000	Covetrus Inc.†	153,127	537,280
397,000	Cutera Inc.†	4,708,074	27,393,000
12,500	Dexcom Inc.†	68,464	6,395,000
10,000	Evolent Health Inc., Cl. A†	103,500	323,000
8,000	Global Blood Therapeutics Inc.†	273,937	277,120
151,500	Globus Medical Inc., Cl. A†	3,394,653	11,177,670
70,500	Henry Schein Inc.†	483,808	6,146,895
28,000	ICU Medical Inc.†	892,631	6,233,920
33,200	Masimo Corp.†	795,375	4,831,928
80,000	Meridian Bioscience Inc.†	1,243,246	2,076,800
45,000	Neogen Corp.†	430,861	1,387,800
32,500	Neuronetics Inc.†	361,570	98,475
90,000	NuVasive Inc.†	2,261,410	5,103,000
216,000	OPKO Health Inc.†	569,980	743,040
129,000	Orthofix Medical Inc.†	2,865,834	4,218,300
17,000	Patterson Cos. Inc.	369,442	550,290
70,500	Quidel Corp.†	312,578	7,928,430
24,000	Seikagaku Corp.	280,995	172,499
25,000	STERIS plc	1,221,860	6,044,250
1,900	Straumann Holding AG	170,618	3,056,490
3,000	Stryker Corp.	142,188	802,050
39,000	Surgalign Holdings Inc.†	152,638	11,868
30,000	SurModics Inc.†	608,729	1,359,900
22,500	Teladoc Health Inc.†	746,163	1,622,925
100	The Cooper Companies Inc.	3,627	41,759
38,000	United-Guardian Inc.	332,419	856,520
		23,803,870	108,342,675
	Home Furnishings — 0.3%
171,500	Bassett Furniture Industries Inc.	1,682,604	2,840,040
5,000	Ethan Allen Interiors Inc.	116,387	130,350
70,000	La-Z-Boy Inc.	1,140,329	1,845,900
		2,939,320	4,816,290
	Hotels and Gaming — 4.3%
54,000	Boyd Gaming Corp.	230,415	3,552,120
191,040	Canterbury Park Holding Corp.	1,967,490	4,202,880
105,000	Churchill Downs Inc.	942,777	23,286,900
120,000	Formosa International Hotels Corp.	775,629	720,381
530,000	Full House Resorts Inc.†	1,541,909	5,093,300

Shares		Cost	Market Value
48,508	Gaming and Leisure Properties Inc., REIT	$389,693	$2,276,480
7,000	GAN Ltd.†	100,809	33,740
750,000	Genting Singapore Ltd.	688,148	450,991
93,000	Golden Entertainment Inc.†	722,120	5,400,510
2,500,000	Mandarin Oriental International Ltd.†	3,339,115	5,000,000
3,500	Penn National Gaming Inc.†	15,199	148,470
253,000	Ryman Hospitality Properties Inc., REIT†	4,091,634	23,470,810
2,500,000	The Hongkong & Shanghai Hotels Ltd.†	2,476,225	2,664,905
127,000	The Marcus Corp.†	1,342,952	2,247,900
13,500	Wynn Resorts Ltd.†	0	1,076,490
		18,624,115	79,625,877
	Machinery — 2.5%
336,000	Astec Industries Inc.	11,735,785	14,448,000
1,420,000	CNH Industrial NV	3,654,806	22,521,200
90,000	Kennametal Inc.	1,650,215	2,574,900
5,000	Nordson Corp.	83,104	1,135,400
160,000	The Eastern Co.	3,114,959	3,726,400
101,657	Twin Disc Inc.†	1,100,449	1,691,572
		21,339,318	46,097,472
	Manufactured Housing and Recreational Vehicles — 1.5%
70,500	Cavco Industries Inc.†	1,401,644	16,979,925
70,300	Nobility Homes Inc.	781,024	2,390,200
81,500	Skyline Champion Corp.†	471,554	4,472,720
52,000	Winnebago Industries Inc.	592,044	2,809,560
		3,246,266	26,652,405
	Metals and Mining — 0.1%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	419,710
95,000	Kinross Gold Corp.	412,123	558,600
		529,906	978,310
	Publishing — 1.0%
2,500	Graham Holdings Co., Cl. B	1,163,667	1,528,675
5,000	John Wiley & Sons Inc., Cl. B	19,375	265,900
34,000	News Corp., Cl. A	48,038	753,100
775,000	The E.W. Scripps Co., Cl. A†	4,022,887	16,112,250
		5,253,967	18,659,925
	Real Estate — 3.1%
78,500	Capital Properties Inc., Cl. A	935,416	971,830
7,567	Gyrodyne LLC†	208,654	107,754
255,000	Indus Realty Trust Inc., REIT	4,641,656	18,637,950
17,500	Lamar Advertising Co., Cl. A, REIT	91,707	2,033,150
89,800	Morguard Corp.	1,138,278	9,901,238

See accompanying notes to financial statements.

5

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
15,000	Reading International Inc., Cl. A†	$90,420	$64,200
4,000	Reading International Inc., Cl. B†	77,243	76,000
30,000	Seritage Growth Properties, Cl. A, REIT†	406,254	379,800
130,000	Tejon Ranch Co.†	2,933,139	2,373,800
390,000	The St. Joe Co.	5,995,272	23,103,600
100,000	Trinity Place Holdings Inc.†	340,344	190,000
		16,858,383	57,839,322
	Retail — 5.4%
128,500	AutoNation Inc.†	2,084,848	12,796,030
9,000	Big 5 Sporting Goods Corp.	53,145	154,350
900	Biglari Holdings Inc., Cl. A†	548,428	646,583
85,000	Copart Inc.†	715,897	10,664,950
523	Hertz Global Holdings Inc.†	5,957	11,584
45	Hertz Global Holdings Inc.†	62	997
340,700	Ingles Markets Inc., Cl. A	4,719,643	30,339,335
30,000	Lands’ End Inc.†	395,280	507,600
70,000	Movado Group Inc.	1,036,083	2,733,500
155,500	Nathan’s Famous Inc.	187,982	8,423,435
71,000	Penske Automotive Group Inc.	1,036,332	6,654,120
93,000	Pets at Home Group plc	159,631	441,520
336,500	Rush Enterprises Inc., Cl. B	2,398,027	16,269,775
10,000	Salvatore Ferragamo SpA†	198,277	190,054
10,000	The Cheesecake Factory Inc.†	93,275	397,900
32,000	Tractor Supply Co.	274,440	7,467,840
60,000	Village Super Market Inc., Cl. A	1,471,077	1,470,000
3,300	Vroom Inc.†	38,438	8,778
6,700	Weis Markets Inc.	185,081	478,514
600	Winmark Corp.	41,191	132,000
		15,643,094	99,788,865
	Specialty Chemicals — 2.5%
3,500	Albemarle Corp.	52,132	774,025
28,000	Ashland Global Holdings Inc.	210,127	2,755,480
485,000	Ferro Corp.†	1,473,123	10,543,900
94,000	GCP Applied Technologies Inc.†	2,203,756	2,953,480
248,000	H.B. Fuller Co.	2,785,028	16,385,360
37,500	Hawkins Inc.	640,205	1,721,250
42,000	Huntsman Corp	199,389	1,575,420
5,600	NewMarket Corp.	561,284	1,816,528
8,400	Quaker Chemical Corp.	128,364	1,451,604
34,000	Sensient Technologies Corp.	658,217	2,854,300
2,500	Takasago International Corp.	66,073	56,391

Shares		Cost	Market Value
91,200	The General Chemical Group Inc.†	$1,185	$0
95,000	Valvoline Inc.	275,086	2,998,200
		9,253,969	45,885,938
	Telecommunications — 0.8%
60,000	Consolidated Communications Holdings Inc.†	369,591	354,000
68,500	Gogo Inc.†	356,433	1,305,610
3,500	IDT Corp., Cl. B†	11,346	119,315
61,000	Iridium Communications Inc.†	541,699	2,459,520
86,000	Nuvera Communications Inc.	634,234	1,866,200
82,000	Rogers Communications Inc., Cl. B	293,920	4,653,500
110,000	Shenandoah Telecommunications Co.	906,413	2,593,800
850,000	VEON Ltd., ADR†	1,586,578	580,380
		4,700,214	13,932,325
	Transportation — 2.5%
366,000	GATX Corp.	10,403,367	45,138,780
18,600	Irish Continental Group plc†	13,660	79,733
125,053	Navigator Holdings Ltd.†	1,200,727	1,526,897
		11,617,754	46,745,410
	Wireless Communications — 0.0%
25,000	United States Cellular Corp.†	876,740	755,750
	TOTAL COMMON STOCKS	494,761,352	1,791,305,005

	CLOSED-END FUNDS — 0.1%
57,000	The Central Europe, Russia, and Turkey Fund Inc.	1,234,853	763,230
32,729	The European Equity Fund Inc.	325,355	300,125
119,537	The New Germany Fund Inc.	1,659,113	1,366,308
		3,219,321	2,429,663

	TOTAL CLOSED-END FUNDS	3,219,321	2,429,663

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
92,000	Jungheinrich AG	628,894	2,680,753

See accompanying notes to financial statements.

6

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Holdings Inc., CVR†	$0	$0

	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2
	TOTAL RIGHTS	2	2

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†	0	652

	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	95,648	114,114

	TOTAL WARRANTS	95,648	114,766

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$22,595,000	U.S. Treasury Bills, 0.315% to 0.395%††, 06/02/22 to 06/09/22	22,582,433	22,582,134

	TOTAL MISCELLANEOUS
	INVESTMENTS — 0.8%(c)	9,972,851	14,428,714

	TOTAL INVESTMENTS — 99.9%	$531,260,501	1,833,541,037

	Other Assets and Liabilities (Net) — 0.1%		1,480,031

	NET ASSETS — 100.0%		$1,835,021,068

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

7

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.